FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-06243
                                    ---------

                            Franklin Strategic Series
                            -------------------------
               (Exact name of registrant as specified in charter)

                 One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

          Craig S. Tyle, One Franklin Parkway, San Mateo, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  4/30
                          ----

Date of reporting period:  01/31/06
                           --------



Item 1. Schedule of Investments.


Franklin Strategic Series

QUARTERLY STATEMENTS OF INVESTMENTS
JANUARY 31, 2006

--------------------------------------------------------------------------------

CONTENTS

Franklin Aggressive Growth Fund .......................................   3
Franklin Biotechnology Discovery Fund .................................   6
Franklin Blue Chip Fund ...............................................   9
Franklin Flex Cap Growth Fund .........................................  12
Franklin Global Communications Fund ...................................  17
Franklin Global Health Care Fund ......................................  20
Franklin Natural Resources Fund .......................................  23
Franklin Small Cap Growth Fund II .....................................  26
Franklin Small-Mid Cap Growth Fund ....................................  31
Franklin Strategic Income Fund ........................................  37
Franklin Technology Fund ..............................................  51
Franklin U.S. Long-Short Fund .........................................  54
Notes to Statements of Investments ....................................  60

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                         Quarterly Statements of Investments | 1

                       This page intentionally left blank.

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND                                                                 SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 93.3%
  COMMERCIAL SERVICES 7.2%
a Concur Technologies Inc. ...............................................    United States       111,670     $  1,844,788
  The Corporate Executive Board Co. ......................................    United States        32,160        2,705,943
a Getty Images Inc. ......................................................    United States        27,120        2,214,348
a Laureate Education Inc. ................................................    United States        45,860        2,389,306
  Moody's Corp. ..........................................................    United States        62,500        3,957,500
a The Ultimate Software Group Inc. .......................................    United States        48,500        1,059,725
                                                                                                              ------------
                                                                                                                14,171,610
                                                                                                              ------------
  COMMUNICATIONS 3.4%
a NII Holdings Inc. ......................................................    United States        76,070        3,762,422
a West Corp. .............................................................    United States        73,300        2,992,839
                                                                                                              ------------
                                                                                                                 6,755,261
                                                                                                              ------------
  CONSUMER DURABLES 1.1%
  Harman International Industries Inc. ...................................    United States        19,600        2,156,000
                                                                                                              ------------
  CONSUMER SERVICES 3.3%
a eBay Inc. ..............................................................    United States        42,020        1,811,062
a Starbucks Corp. ........................................................    United States        88,690        2,811,473
  Station Casinos Inc. ...................................................    United States        28,800        1,925,280
                                                                                                              ------------
                                                                                                                 6,547,815
                                                                                                              ------------
  DISTRIBUTION SERVICES 1.6%
a Beacon Roofing Supply Inc. .............................................    United States        64,000        2,125,440
a MWI Veterinary Supply Inc. .............................................    United States        35,484          946,358
                                                                                                              ------------
                                                                                                                 3,071,798
                                                                                                              ------------
  ELECTRONIC TECHNOLOGY 23.6%
a Apple Computer Inc. ....................................................    United States        63,400        4,787,334
a Broadcom Corp., A.......................................................    United States        51,340        3,501,388
a Corning Inc. ...........................................................    United States        97,760        2,380,456
a F5 Networks Inc. .......................................................    United States        33,720        2,181,684
a FormFactor Inc. ........................................................    United States        64,590        1,926,074
  Harris Corp. ...........................................................    United States        85,090        3,950,729
a Jabil Circuit Inc. .....................................................    United States       109,330        4,416,932
a Marvell Technology Group Ltd. ..........................................       Bermuda           68,450        4,683,349
  Microchip Technology Inc. ..............................................    United States        93,330        3,500,808
a Microsemi Corp. ........................................................    United States        95,800        2,916,152
a Network Appliance Inc. .................................................    United States       111,600        3,481,920
  Precision Castparts Corp. ..............................................    United States        26,200        1,308,690
  QUALCOMM Inc. ..........................................................    United States        60,700        2,911,172
a Silicon Laboratories Inc. ..............................................    United States        35,800        1,762,434
a SunPower Corp., A.......................................................    United States        33,600        1,342,992
a Varian Semiconductor Equipment Associates Inc. .........................    United States        27,600        1,367,028
                                                                                                              ------------
                                                                                                                46,419,142
                                                                                                              ------------
  ENERGY MINERALS 2.3%
a Newfield Exploration Co. ...............................................    United States        38,930        2,039,932
a Southwestern Energy Co. ................................................    United States        36,900        1,591,866
a Western Refining Inc. ..................................................    United States        44,100          826,875
                                                                                                              ------------
                                                                                                                 4,458,673
                                                                                                              ------------


                                         Quarterly Statements of Investments | 3

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND                                                                 SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  FINANCE 4.7%
  BlackRock Inc., A.......................................................    United States        20,390     $  2,707,792
  Chicago Mercantile Exchange Holdings Inc. ..............................    United States         5,200        2,200,900
  East West Bancorp Inc. .................................................    United States        26,660          984,021
  National Financial Partners Corp. ......................................    United States        26,000        1,391,260
  SLM Corp. ..............................................................    United States        35,000        1,958,600
                                                                                                              ------------
                                                                                                                 9,242,573
                                                                                                              ------------
  HEALTH SERVICES 6.6%
a Caremark Rx Inc. .......................................................    United States        49,070        2,419,151
a Covance Inc. ...........................................................    United States        34,300        1,948,583
a Psychiatric Solutions Inc. .............................................    United States        75,860        2,502,622
a Stericycle Inc. ........................................................    United States        33,590        2,007,674
a United Surgical Partners International Inc. ............................    United States        59,620        2,310,871
  UnitedHealth Group Inc. ................................................    United States        31,700        1,883,614
                                                                                                              ------------
                                                                                                                13,072,515
                                                                                                              ------------
  HEALTH TECHNOLOGY 14.0%
a Adams Respiratory Therapeutics Inc. ....................................    United States        44,200        1,908,556
a Affymetrix Inc. ........................................................    United States        29,300        1,118,674
a Celgene Corp. ..........................................................    United States        51,050        3,632,207
a Endo Pharmaceuticals Holdings Inc. .....................................    United States       106,700        3,062,290
a Genzyme Corp. ..........................................................    United States        27,600        1,957,944
a Illumina Inc. ..........................................................    United States        48,180        1,032,979
a Intuitive Surgical Inc. ................................................    United States         7,370        1,014,481
a Kyphon Inc. ............................................................    United States        24,460        1,016,802
a Respironics Inc. .......................................................    United States        54,800        1,974,444
  Roche Holding AG, ADR...................................................     Switzerland         49,700        3,819,445
a Sepracor Inc. ..........................................................    United States        40,500        2,304,855
  Shire PLC, ADR..........................................................   United Kingdom        48,100        2,344,875
a St. Jude Medical Inc. ..................................................    United States        48,120        2,364,136
                                                                                                              ------------
                                                                                                                27,551,688
                                                                                                              ------------
  INDUSTRIAL SERVICES 2.9%
a Cal Dive International Inc. ............................................    United States        83,270        3,495,675
a FMC Technologies Inc. ..................................................    United States        43,400        2,248,988
                                                                                                              ------------
                                                                                                                 5,744,663
                                                                                                              ------------
  PROCESS INDUSTRIES 1.0%
a Headwaters Inc. ........................................................    United States        53,750        1,854,375
                                                                                                              ------------
  PRODUCER MANUFACTURING 2.3%
a Gehl Co. ...............................................................    United States        38,180        1,114,856
  Oshkosh Truck Corp. ....................................................    United States        70,850        3,493,613
                                                                                                              ------------
                                                                                                                 4,608,469
                                                                                                              ------------
  RETAIL TRADE 5.9%
  Abercrombie & Fitch Co., A..............................................    United States        24,000        1,593,360
  Fastenal Co. ...........................................................    United States        49,040        1,870,876
a Kohl's Corp. ...........................................................    United States        45,600        2,024,184
  Lowe's Cos. Inc. .......................................................    United States        43,630        2,772,687
  Whole Foods Market Inc. ................................................    United States        20,520        1,515,812
a Zumiez Inc. ............................................................    United States        37,910        1,832,569
                                                                                                              ------------
                                                                                                                11,609,488
                                                                                                              ------------


4 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN AGGRESSIVE GROWTH FUND                                                                 SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TECHNOLOGY SERVICES 11.0%
  Autodesk Inc. ..........................................................    United States        42,540     $  1,726,699
a Cognizant Technology Solutions Corp., A.................................    United States       136,620        7,154,789
a Cognos Inc. ............................................................       Canada            54,500        2,076,450
a Google Inc., A..........................................................    United States         4,800        2,079,600
a LivePerson Inc. ........................................................    United States       168,800          970,600
a NeuStar Inc., A.........................................................    United States        80,580        2,337,626
a Salesforce.com Inc. ....................................................    United States        65,100        2,672,355
a Yahoo! Inc. ............................................................    United States        76,990        2,643,836
                                                                                                              ------------
                                                                                                                21,661,955
                                                                                                              ------------
  TRANSPORTATION 2.4%
  Expeditors International of Washington Inc..............................    United States        27,100        1,992,934
  Knight Transportation Inc. .............................................    United States        67,805        1,379,154
a Republic Airways Holdings Inc. .........................................    United States        96,700        1,434,061
                                                                                                              ------------
                                                                                                                 4,806,149
                                                                                                              ------------
  TOTAL COMMON STOCKS (COST $139,241,790).................................                                     183,732,174
                                                                                                              ------------
  SHORT TERM INVESTMENT (COST $16,810,962) 8.5%
  MONEY FUND 8.5%
b Franklin Institutional Fiduciary Trust Money Market Portfolio...........    United States    16,810,962       16,810,962
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $156,052,752) 101.8%............................                                     200,543,136
  OTHER ASSETS, LESS LIABILITIES (1.8)%...................................                                      (3,470,724)
                                                                                                              ------------
  NET ASSETS 100.0%.......................................................                                    $197,072,412
                                                                                                              ============

See Selected Portfolio Abbreviations on page 59.

a     Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                         Quarterly Statements of Investments |
                                     See Notes to Statements of Investments. | 5

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                   SHARES/WARRANTS           VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 97.0%
    BIOTECHNOLOGY 82.5%
  a Adolor Corp. ...............................................................                 537,600         $   8,225,280
  a Advanced Life Sciences Holdings Inc. .......................................                 476,300             1,871,859
a,b Affymetrix Inc. ............................................................                 148,200             5,658,276
  a Alkermes Inc. ..............................................................                 455,400            11,084,436
  a Amgen Inc. .................................................................                 633,500            46,175,815
a,b Arena Pharmaceuticals Inc. .................................................                 270,400             4,588,688
  a Biogen Idec Inc. ...........................................................                 599,522            26,828,609
  a Celgene Corp. ..............................................................                 493,100            35,084,065
a,b Cephalon Inc. ..............................................................                  76,800             5,444,352
  a Charles River Laboratories International Inc. ..............................                  57,300             2,643,249
a,b Cotherix Inc. ..............................................................                 240,400             2,228,508
a,b Cubist Pharmaceuticals Inc. ................................................                 438,300             9,484,812
  a Curis Inc. .................................................................                 448,300             1,219,376
a,b CV Therapeutics Inc. .......................................................                 123,100             3,029,491
a,b DOV Pharmaceutical Inc. ....................................................                 359,900             5,556,856
a,b Exelixis Inc. ..............................................................                 296,600             3,197,348
  a Genentech Inc. .............................................................                 334,600            28,748,832
  a Genzyme Corp. ..............................................................                 371,400            26,347,116
  a Gilead Sciences Inc. .......................................................                 622,000            37,861,140
a,b Human Genome Sciences Inc. .................................................                 442,900             4,871,900
a,b ICOS Corp. .................................................................                 103,900             2,581,915
a,b ImClone Systems Inc. .......................................................                 124,500             4,485,735
a,b Indevus Pharmaceuticals Inc. ...............................................                 866,100             4,590,330
a,b Inhibitex Inc. .............................................................                 156,900             1,391,703
  a Inhibitex Inc., PIPES ......................................................                 284,650             2,524,846
a,c Inhibitex Inc., wts., 11/10/09 .............................................                  85,395                    --
a,b InterMune Inc. .............................................................                 384,400             7,776,412
  a Invitrogen Corp. ...........................................................                 183,300            12,625,704
a,b Ista Pharmaceuticals Inc. ..................................................                 334,400             2,344,144
  a Keryx Biopharmaceuticals Inc. ..............................................                 787,300            12,620,419
  a Kosan Biosciences Inc. .....................................................                 872,991             4,635,582
  a Medarex Inc. ...............................................................                 265,300             3,708,894
  a Medicines Co. ..............................................................                 698,900            13,453,825
  a MedImmune Inc. .............................................................                 626,917            21,390,408
  a MGI Pharma Inc. ............................................................                 350,300             5,839,501
  a Millennium Pharmaceuticals Inc. ............................................                 266,429             2,754,876
  a Myogen Inc. ................................................................                 109,100             4,071,612
  a Neurocrine Biosciences Inc. ................................................                  85,700             5,207,989
  a Nuvelo Inc. ................................................................                 317,216             5,440,254
a,b Onyx Pharmaceuticals Inc. ..................................................                  93,800             2,634,842
a,b Orchid Cellmark Inc. .......................................................                 160,300             1,131,718
a,b OSI Pharmaceuticals Inc. ...................................................                 113,600             3,198,976
  a Panacos Pharmaceuticals Inc. ...............................................                 280,400             2,593,700
a,b PDL BioPharma Inc. .........................................................                 372,100            10,846,715
  a Progenics Pharmaceuticals Inc. .............................................                  48,800             1,381,040
a,b Rigel Pharmaceuticals Inc. .................................................                  48,800               380,152
a,b Serologicals Corp. .........................................................                 133,100             2,976,116


6 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                     SHARES/WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    BIOTECHNOLOGY (CONT.)
    Serono SA, B (Switzerland) ..................................................                   10,386       $  7,859,259
a,b SuperGen Inc. ...............................................................                  542,500          2,766,750
a,b Telik Inc. ..................................................................                  611,300         11,730,847
a,b Theravance Inc. .............................................................                  333,000          9,120,870
a,b Threshold Pharmaceuticals Inc. ..............................................                  293,100          4,144,434
  a Titan Pharmaceuticals Inc. ..................................................                  419,600            814,024
a,b Trimeris Inc. ...............................................................                  330,200          4,147,312
a,b VaxGen Inc. .................................................................                   61,000            588,650
  a ViroPharma Inc. .............................................................                   95,300          2,211,913
  a Xenoport Inc. ...............................................................                   61,700            925,500
  a ZymoGenetics Inc. ...........................................................                   59,900          1,336,369
                                                                                                                 ------------
                                                                                                                  458,383,344
                                                                                                                 ------------
    MAJOR PHARMACEUTICALS 0.4%
a,b Somaxon Pharmaceuticals Inc. ................................................                  126,100          2,390,856
                                                                                                                 ------------
    Medical Specialties 2.1%
  a Cypress Bioscience Inc. .....................................................                  246,200          1,491,972
a,b Molecular Devices Corp. .....................................................                   96,600          2,761,794
a,b Nektar Therapeutics .........................................................                  307,300          6,084,540
a,b Penwest Pharmaceuticals Co. .................................................                   62,900          1,297,627
                                                                                                                 ------------
                                                                                                                   11,635,933
                                                                                                                 ------------
    OTHER PHARMACEUTICALS 12.0%
a,b AtheroGenics Inc. ...........................................................                  162,500          2,884,375
  a AVANIR Pharmaceuticals, A ...................................................                  398,275          6,173,262
a,b Axcan Pharma Inc. (Canada) ..................................................                  461,100          8,447,352
a,b Coley Pharmaceutical Group Inc. .............................................                  268,800          4,115,328
  a Endo Pharmaceuticals Holdings Inc. ..........................................                   96,200          2,760,940
  a Inspire Pharmaceuticals Inc. ................................................                  705,823          3,514,999
a,b Pharmion Corp. ..............................................................                  336,900          5,616,123
  a POZEN Inc. ..................................................................                  850,281         13,791,558
a,b Sepracor Inc. ...............................................................                  318,200         18,108,762
  a United Therapeutics Corp. ...................................................                   20,200          1,306,334
                                                                                                                 ------------
                                                                                                                   66,719,033
                                                                                                                 ------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $344,108,603) ........................                                 539,129,166
                                                                                                                 ------------
    CONVERTIBLE PREFERRED STOCKS (COST $5,065,937) 0.9%
    BIOTECHNOLOGY 0.9%
a,c Fibrogen Inc., cvt. pfd., E .................................................                1,128,271          5,133,633
                                                                                                                 ------------
    TOTAL LONG TERM INVESTMENTS (COST $349,174,540) .............................                                 544,262,799
                                                                                                                 ------------


                                         Quarterly Statements of Investments | 7

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                                        SHARES/WARRANTS        VALUE
---------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 19.4%
    MONEY FUND (COST $6,680,171) 1.2%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio ..........................         6,680,171      $   6,680,171
                                                                                                                    -------------
                                                                                                ----------------
                                                                                                PRINCIPAL AMOUNT
                                                                                                ----------------
    REPURCHASE AGREEMENTS (COST $101,350,546) 18.2%
e,f Banc of America LLC, 4.46%, 2/01/06 (Maturity Value $25,003,098)
      Collateralized by U.S. Government Agency Securities, 5.00%, 7/01/35-1/01/36 ..........      $ 25,000,000         25,000,000
e,f Bear Stearns & Co. Inc., 4.44%, 2/01/06 (Maturity Value $11,993,479)
      Collateralized by g U.S. Government Agency Securities, 0.00-8.25%, 2/01/06-6/23/23 ...        11,992,000         11,992,000
e,f Citigroup Global Markets Inc., 4.46%, 2/01/06 (Maturity Value $11,058,370)
      Collateralized by g U.S. Government Agency Securities, 0.00-14.00%, 2/01/06-8/06/38 ..        11,057,000         11,057,000
e,f Deutsche Bank Securities, 4.46%, 2/01/06 (Maturity Value $11,439,417)
      Collateralized by U.S. Government Agency Securities, 4.242-6.00%, 1/01/20-11/01/38 ...        11,438,000         11,438,000
e,f Goldman Sachs & Co., 4.46%, 2/01/06 (Maturity Value $17,898,217)
      Collateralized by U.S. Government Agency Securities, 3.958-7.50%, 1/01/17-2/01/36 ....        17,896,000         17,896,000
e,f Merrill Lynch Government Securities Inc., 4.44%, 2/01/06 (Maturity Value $10,956,351)
      Collateralized by g U.S. Government Agency Securities, 0.00-6.53%, 2/17/06-5/15/30 ...        10,955,000         10,955,000
e,f Merrill Lynch Government Securities Inc., 4.47%, 2/01/06 (Maturity Value $13,001,614)
      Collateralized by g U.S. Government Agency Securities, 0.00-7.54%, 2/01/06-11/23/35 ..        13,000,000         13,000,000
                                                                                                                    -------------
                                                                                                                      101,338,000
                                                                                                                    -------------
    TOTAL INVESTMENTS (COST $457,205,257) 117.3% ...........................................                          652,280,970
    OTHER ASSETS, LESS LIABILITIES (17.3)% .................................................                          (96,518,161)
                                                                                                                    -------------
    NET ASSETS 100.0% ......................................................................                        $ 555,762,809
                                                                                                                    =============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b A portion or all of the security is on loan as of January 31, 2006.

c See Note 3 regarding restricted and illiquid securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

e At January 31, 2006, all repurchase agreements had been entered into on that date.

f Investment from cash collateral received for loaned securities.

g A portion or all of the security is traded on a discount basis with no stated coupon rate.


8 | See Notes to Statements of Investments.
  | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                                        COUNTRY           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 98.2%
  COMMERCIAL SERVICES 1.1%
  Moody's Corp. ..........................................................    United States        39,000     $  2,469,480
                                                                                                              ------------
  COMMUNICATIONS 1.7%
  AT&T Inc. ..............................................................    United States        60,000        1,557,000
  Vodafone Group PLC, ADR ................................................   United Kingdom       100,000        2,111,000
                                                                                                              ------------
                                                                                                                 3,668,000
                                                                                                              ------------
  CONSUMER DURABLES 1.1%
  D.R. Horton Inc. .......................................................    United States        65,000        2,425,800
                                                                                                              ------------
  Consumer Non-Durables 4.9%
  Altria Group Inc. ......................................................    United States        50,000        3,617,000
  The Coca-Cola Co. ......................................................    United States        65,000        2,689,700
  The Procter & Gamble Co. ...............................................    United States        75,000        4,442,250
                                                                                                              ------------
                                                                                                                10,748,950
                                                                                                              ------------
  CONSUMER SERVICES 3.6%
  CBS Corp., B ...........................................................    United States        42,500        1,110,525
a Univision Communications Inc., A .......................................    United States        55,000        1,751,200
a Viacom Inc., B .........................................................    United States        42,500        1,762,900
  The Walt Disney Co. ....................................................    United States       130,000        3,290,300
                                                                                                              ------------
                                                                                                                 7,914,925
                                                                                                              ------------
  DISTRIBUTION SERVICES 2.9%
  Cardinal Health Inc. ...................................................    United States        45,000        3,241,800
  Sysco Corp. ............................................................    United States       105,000        3,221,400
                                                                                                              ------------
                                                                                                                 6,463,200
                                                                                                              ------------
  ELECTRONIC TECHNOLOGY 12.1%
  Applied Materials Inc. .................................................    United States        90,000        1,714,500
  The Boeing Co. .........................................................    United States        45,000        3,073,950
a Cisco Systems Inc. .....................................................    United States       180,000        3,342,600
a Dell Inc. ..............................................................    United States       130,000        3,810,300
a EMC Corp. ..............................................................    United States       120,000        1,608,000
  Intel Corp. ............................................................    United States       200,000        4,254,000
  KLA-Tencor Corp. .......................................................    United States        35,000        1,819,300
  Linear Technology Corp. ................................................    United States        45,000        1,674,450
a Logitech International SA, ADR .........................................     Switzerland         70,000        2,975,000
  Nokia Corp., ADR .......................................................       Finland           65,000        1,194,700
  Xilinx Inc. ............................................................    United States        45,000        1,267,200
                                                                                                              ------------
                                                                                                                26,734,000
                                                                                                              ------------
  ENERGY MINERALS 8.7%
  BP PLC, ADR ............................................................   United Kingdom        68,000        4,917,080
  Devon Energy Corp. .....................................................    United States        60,000        4,092,600
  Exxon Mobil Corp. ......................................................    United States       132,000        8,283,000
  Peabody Energy Corp. ...................................................    United States        20,000        1,990,200
                                                                                                              ------------
                                                                                                                19,282,880
                                                                                                              ------------


                                         Quarterly Statements of Investments | 9

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                                        COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  FINANCE 17.8%
  AFLAC Inc. .............................................................    United States        50,000     $  2,347,500
  American International Group Inc. ......................................    United States        35,000        2,291,100
  Bank of America Corp. ..................................................    United States       115,000        5,086,450
a Berkshire Hathaway Inc., A .............................................    United States            40        3,579,600
  Capital One Financial Corp. ............................................    United States        15,000        1,249,500
  Citigroup Inc. .........................................................    United States       140,000        6,521,200
  Countrywide Financial Corp. ............................................    United States        45,000        1,504,800
  Fifth Third Bancorp ....................................................    United States        95,000        3,569,150
  Freddie Mac ............................................................    United States       109,000        7,396,740
  The Goldman Sachs Group Inc. ...........................................    United States        10,000        1,412,500
  Wells Fargo & Co. ......................................................    United States        70,000        4,365,200
                                                                                                              ------------
                                                                                                                39,323,740
                                                                                                              ------------
  HEALTH SERVICES 1.4%
a Caremark Rx Inc. .......................................................    United States        65,000        3,204,500
                                                                                                              ------------
  HEALTH TECHNOLOGY 9.7%
a Boston Scientific Corp. ................................................    United States        70,000        1,530,900
a Celgene Corp. ..........................................................    United States        30,000        2,134,500
  Johnson & Johnson ......................................................    United States        90,000        5,178,600
  Medtronic Inc. .........................................................    United States        60,000        3,388,200
  Merck & Co. Inc. .......................................................    United States        45,000        1,552,500
  Pall Corp. .............................................................    United States        80,000        2,304,000
  Pfizer Inc. ............................................................    United States       205,000        5,264,400
                                                                                                              ------------
                                                                                                                21,353,100
                                                                                                              ------------
  INDUSTRIAL SERVICES 1.3%
  GlobalSantaFe Corp. ....................................................   Cayman Islands        47,000        2,869,350
                                                                                                              ------------
  NON-ENERGY MINERALS 1.8%
  Alcoa Inc. .............................................................    United States        63,000        1,984,500
  Freeport-McMoRan Copper & Gold Inc., B .................................    United States        30,000        1,927,500
                                                                                                              ------------
                                                                                                                 3,912,000
                                                                                                              ------------
  PROCESS INDUSTRIES 3.6%
  Bunge Ltd. .............................................................    United States        87,000        5,129,520
  Cabot Corp. ............................................................    United States        70,000        2,745,400
                                                                                                              ------------
                                                                                                                 7,874,920
                                                                                                              ------------
  PRODUCER MANUFACTURING 10.7%
  3M Co. .................................................................    United States        45,000        3,273,750
  General Electric Co. ...................................................    United States       225,000        7,368,750
  Johnson Controls Inc. ..................................................    United States        35,000        2,423,400
a Mettler-Toledo International Inc. ......................................     Switzerland         85,000        4,920,650
  PACCAR Inc. ............................................................    United States        30,000        2,088,000
  United Technologies Corp. ..............................................    United States        60,000        3,502,200
                                                                                                              ------------
                                                                                                                23,576,750
                                                                                                              ------------


10 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN BLUE CHIP FUND                                                        COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  RETAIL TRADE 6.5%
  Best Buy Co. Inc. ......................................................    United States        45,000     $  2,279,700
a Kohl's Corp. ...........................................................    United States        45,000        1,997,550
  Lowe's Cos. Inc. .......................................................    United States        42,000        2,669,100
  Tiffany & Co. ..........................................................    United States        55,000        2,073,500
  Wal-Mart Stores Inc. ...................................................    United States       115,000        5,302,650
                                                                                                              ------------
                                                                                                                14,322,500
                                                                                                              ------------
  TECHNOLOGY SERVICES 6.1%
  First Data Corp. .......................................................    United States        30,000        1,353,000
  International Business Machines Corp. ..................................    United States        30,000        2,439,000
  Microsoft Corp. ........................................................    United States       190,000        5,348,500
  Paychex Inc. ...........................................................    United States        55,000        1,999,250
a Yahoo! Inc. ............................................................    United States        65,000        2,232,100
                                                                                                              ------------
                                                                                                                13,371,850
                                                                                                              ------------
  TRANSPORTATION 1.6%
  FedEx Corp. ............................................................    United States        35,000        3,540,250
                                                                                                              ------------
  UTILITIES 1.6%
  Entergy Corp. ..........................................................    United States        50,000        3,475,500
                                                                                                              ------------
  TOTAL COMMON STOCKS (COST $184,828,909).............................................                         216,531,695
                                                                                                              ------------
  SHORT TERM INVESTMENT (COST $4,321,166) 1.9%
  MONEY FUND 1.9%
b Franklin Institutional Fiduciary Trust Money Market Portfolio ..........    United States     4,321,166        4,321,166
                                                                                                              ------------
  TOTAL INVESTMENTS (COST $189,150,075) 100.1%............................                                     220,852,861
  OTHER ASSETS, LESS LIABILITIES (0.1)%...................................                                        (282,772)
                                                                                                              ------------
  NET ASSETS 100.0%.......................................................                                    $220,570,089
                                                                                                              ============

See Selected Portfolio Abbreviations on page 59.

a     Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 11

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                      SHARES             VALUE
---------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 96.6%
    COMMERCIAL SERVICES 2.8%
  a Getty Images Inc. ...................................................               250,000          $ 20,412,500
    Moody's Corp. .......................................................               575,000            36,409,000
    Robert Half International Inc. ......................................               629,300            22,988,329
                                                                                                         ------------
                                                                                                           79,809,829
                                                                                                         ------------
    COMMUNICATIONS 2.6%
    America Movil SA de CV, L, ADR (Mexico) .............................             1,100,000            37,103,000
  a NII Holdings Inc. ...................................................               750,000            37,095,000
                                                                                                         ------------
                                                                                                           74,198,000
                                                                                                         ------------
    CONSUMER DURABLES 2.5%
  a Activision Inc. .....................................................             1,600,000            22,944,000
a,b Electronic Arts Inc. ................................................               300,000            16,374,000
    Harman International Industries Inc. ................................               275,000            30,250,000
                                                                                                         ------------
                                                                                                           69,568,000
                                                                                                         ------------
    CONSUMER NON-DURABLES 1.7%
    PepsiCo Inc. ........................................................               419,500            23,987,010
    The Procter & Gamble Co. ............................................               423,600            25,089,828
                                                                                                         ------------
                                                                                                           49,076,838
                                                                                                         ------------
    CONSUMER SERVICES 3.6%
    Carnival Corp. ......................................................               300,000            15,528,000
  a eBay Inc. ...........................................................               875,000            37,712,500
  a Entravision Communications Corp. ....................................             1,000,000             7,100,000
a,b Pixar ...............................................................               450,000            26,001,000
a,b XM Satellite Radio Holdings Inc., A .................................               620,000            16,231,600
                                                                                                         ------------
                                                                                                          102,573,100
                                                                                                         ------------
    DISTRIBUTION SERVICES 0.8%
  a Beacon Roofing Supply Inc. ..........................................               650,000            21,586,500
                                                                                                         ------------
    ELECTRONIC TECHNOLOGY 17.8%
  a Apple Computer Inc. .................................................               750,000            56,632,500
  a Cisco Systems Inc. ..................................................             1,000,000            18,570,000
  a FLIR Systems Inc. ...................................................               550,000            13,035,000
    Harris Corp. ........................................................               950,000            44,108,500
    KLA-Tencor Corp. ....................................................               500,000            25,990,000
  a Lam Research Corp. ..................................................               500,000            23,215,000
    Linear Technology Corp. .............................................               300,000            11,163,000
  a Marvell Technology Group Ltd. (Bermuda) .............................               850,000            58,157,000
    Microchip Technology Inc. ...........................................               900,000            33,759,000
  a Microsemi Corp. .....................................................               750,000            22,830,000
    QUALCOMM Inc. .......................................................             1,000,000            47,960,000
    Rockwell Automation Inc. ............................................               550,000            36,338,500
    Rockwell Collins Inc. ...............................................               450,000            21,114,000
  a SiRF Technology Holdings Inc. .......................................               660,500            22,252,245



12 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
a,b SunPower Corp., A ...................................................                450,000     $  17,986,500
a,b Trident Microsystems Inc. ...........................................                500,000        13,060,000
a,b Vitesse Semiconductor Corp. .........................................              4,500,000        11,700,000
    Xilinx Inc. .........................................................                900,000        25,344,000
                                                                                                     -------------
                                                                                                       503,215,245
                                                                                                     -------------
    ENERGY MINERALS 5.4%
  b Apache Corp. ........................................................                675,000        50,982,750
    Exxon Mobil Corp. ...................................................                450,000        28,237,500
    Peabody Energy Corp. ................................................                300,000        29,853,000
    XTO Energy Inc. .....................................................                900,000        44,172,000
                                                                                                     -------------
                                                                                                       153,245,250
                                                                                                     -------------
    FINANCE 11.9%
    Calamos Asset Management Inc., A ....................................                800,000        27,792,000
  b CapitalSource Inc. ..................................................              1,328,925        29,183,193
    Chicago Mercantile Exchange Holdings Inc. ...........................                 70,000        29,627,500
    City National Corp. .................................................                419,500        31,449,915
    Countrywide Financial Corp. .........................................                399,998        13,375,933
  a E*TRADE Financial Corp. .............................................              2,300,000        54,717,000
    Golden West Financial Corp. .........................................                336,703        23,777,966
  b National Financial Partners Corp. ...................................                500,000        26,755,000
    Nuveen Investments ..................................................                825,000        37,430,250
    The PMI Group Inc. ..................................................                262,200        11,334,906
    UCBH Holdings Inc. ..................................................              1,048,800        18,196,680
    Wells Fargo & Co. ...................................................                550,000        34,298,000
                                                                                                     -------------
                                                                                                       337,938,343
                                                                                                     -------------
    HEALTH SERVICES 8.8%
  a Community Health Systems Inc. .......................................              1,050,000        38,209,500
  a Express Scripts Inc. ................................................                475,000        43,362,750
    Pharmaceutical Product Development Inc. .............................                176,963        12,242,300
    Quest Diagnostics Inc. ..............................................                419,500        20,735,885
  a Stericycle Inc. .....................................................                500,000        29,885,000
  a United Surgical Partners International Inc. .........................                464,400        18,000,144
  a VCA Antech Inc. .....................................................              2,000,000        55,340,000
  a WellPoint Inc. ......................................................                400,000        30,720,000
                                                                                                     -------------
                                                                                                       248,495,579
                                                                                                     -------------
    HEALTH TECHNOLOGY 13.8%
  a Amgen Inc. ..........................................................                450,000        32,800,500
  b Biomet Inc. .........................................................                450,000        17,014,500
a,b Celgene Corp. .......................................................                175,000        12,451,250
  a Endo Pharmaceuticals Holdings Inc. ..................................                400,000        11,480,000
  a Genentech Inc. ......................................................                300,000        25,776,000
  a Gilead Sciences Inc. ................................................                550,000        33,478,500
  a Invitrogen Corp. ....................................................                500,000        34,440,000
    Johnson & Johnson ...................................................                325,000        18,700,500


                                        Quarterly Statements of Investments | 13

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                       SHARES           VALUE
------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY (CONT.)
  a Kinetic Concepts Inc. ...............................................                157,700      $  5,707,163
a,b Nuvelo Inc. .........................................................                667,300        11,444,195
a,b ResMed Inc. .........................................................                700,000        27,608,000
    Schering-Plough Corp. ...............................................              2,000,000        38,300,000
  a St. Jude Medical Inc. ...............................................                950,000        46,673,500
  a Varian Medical Systems Inc. .........................................                800,000        48,168,000
  a Zimmer Holdings Inc. ................................................                400,000        27,580,000
                                                                                                      ------------
                                                                                                       391,622,108
                                                                                                      ------------
   INDUSTRIAL SERVICES 4.6%
 a Cal Dive International Inc. ..........................................              1,100,000        46,178,000
 a Dresser-Rand Group Inc. ..............................................                750,000        20,197,500
 a Jacobs Engineering Group Inc. ........................................                340,900        28,420,833
 b Smith International Inc. .............................................                800,000        36,000,000
                                                                                                      ------------
                                                                                                       130,796,333
                                                                                                      ------------
    PROCESS INDUSTRIES 2.9%
  b Ecolab Inc. .........................................................                700,000        25,067,000
a,b Headwaters Inc. .....................................................                900,000        31,050,000
    Praxair Inc. ........................................................                500,000        26,340,000
                                                                                                      ------------
                                                                                                        82,457,000
                                                                                                      ------------
    REAL ESTATE INVESTMENT TRUSTS 1.2%
    Alexandria Real Estate Equities Inc. ................................                250,000        22,062,500
    ProLogis ............................................................                220,411        11,289,452
                                                                                                      ------------
                                                                                                        33,351,952
                                                                                                      ------------
    RETAIL TRADE 3.8%
  b Big 5 Sporting Goods Corp. ..........................................                250,800         5,412,264
  a Chico's FAS Inc. ....................................................                750,000        32,670,000
    Lowe's Cos. Inc. ....................................................                200,000        12,710,000
  a Pacific Sunwear of California Inc. ..................................                500,000        12,255,000
    Target Corp. ........................................................                400,000        21,900,000
    Walgreen Co. ........................................................                550,000        23,804,000
                                                                                                      ------------
                                                                                                       108,751,264
                                                                                                      ------------
    TECHNOLOGY SERVICES 10.1%
    Adobe Systems Inc. ..................................................                700,000        27,804,000
    Autodesk Inc. .......................................................                650,000        26,383,500
  a Cognizant Technology Solutions Corp., A .............................                774,700        40,571,039
  a Google Inc., A ......................................................                140,000        60,655,000
  b Infosys Technologies Ltd., ADR (India) ..............................                325,000        24,787,750
    Microsoft Corp. .....................................................                700,000        19,705,000
    Paychex Inc. ........................................................                524,400        19,061,940
  a Salesforce.com Inc. .................................................                400,000        16,420,000
a,b Yahoo! Inc. .........................................................              1,450,000        49,793,000
                                                                                                      ------------
                                                                                                       285,181,229
                                                                                                      ------------


14 | Quarterly Statements of Investments

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                        SHARES           VALUE
-------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    TRANSPORTATION 2.0%
    C.H. Robinson Worldwide Inc. ........................................                400,000     $   16,184,000
    Expeditors International of Washington Inc. .........................                550,000         40,447,000
                                                                                                     --------------
                                                                                                         56,631,000
                                                                                                     --------------
    UTILITIES 0.3%
    American States Water Co. ...........................................                262,200          8,259,300
                                                                                                     --------------
    TOTAL COMMON STOCKS (COST $1,974,635,696) ...........................                             2,736,756,870
                                                                                                     --------------
    CONVERTIBLE PREFERRED STOCKS 0.8%
    ELECTRONIC TECHNOLOGY 0.0%
a,c Anda Networks, cvt. pfd., D .........................................                145,772                 --
                                                                                                     --------------

    HEALTH TECHNOLOGY 0.8%
a,c Fibrogen Inc., cvt. pfd., E .........................................              2,227,171         10,133,628
a,c Masimo Corp., cvt. pfd., F ..........................................                772,727         13,136,359
                                                                                                     --------------
                                                                                                         23,269,987
                                                                                                     --------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $20,499,995) ...............                                23,269,987
                                                                                                     --------------
    TOTAL LONG TERM INVESTMENTS (COST $1,995,135,691) ...................                             2,760,026,857
                                                                                                     --------------


                                        Quarterly Statements of Investments | 15

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN FLEX CAP GROWTH FUND                                                                      SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS 5.8%
    MONEY FUND (COST $64,166,983) 2.3%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio ................................    64,166,983     $   64,166,983
                                                                                                                     --------------
                                                                                                  ----------------
                                                                                                  PRINCIPAL AMOUNT
                                                                                                  ----------------

    REPURCHASE AGREEMENTS 3.5%
e,f Banc of America Securities LLC, 4.46%, 2/01/06 (Maturity Value $30,003,717)
      Collateralized by U.S. Government Agency Securities, 5.50%, 7/01/34 ........................   $30,000,000         30,000,000
e,f Bear, Stearns & Co. Inc., 4.44%, 2/01/06 (Maturity Value $15,001,850)
      Collateralized by U.S. Government Agency Securities, 3.75 - 8.25%, 5/15/07 - 6/23/23;
        g U.S. Government Agency Discount Notes, 2/01/06 - 7/26/06 ...............................    15,000,000         15,000,000
e,f Citigroup Global Markets Inc., 4.46%, 2/01/06 (Maturity Value $13,670,693)
      Collateralized by U.S. Government Agency Securities, 2.00 - 6.25%, 9/14/06 - 4/15/32;
        g U.S. Government Agency Discount Notes, 11/15/10 - 10/30/14 .............................    13,669,000         13,669,000
e,f Deutsche Bank Securities Inc., 4.46%, 2/01/06  (Maturity Value $10,974,359)
      Collateralized by U.S. Government Agency Securities, 4.242 - 6.00%, 1/01/20 - 4/01/44 ......    10,973,000         10,973,000
e,f Merrill Lynch Government Securities Inc., 4.47%, 2/01/06 (Maturity Value $10,576,313)
      Collateralized by U.S. Government Agency Securities, 2.00 - 7.54%, 2/02/06 - 8/06/38;
        g U.S. Government Agency Discount Notes, 2/01/06 - 12/11/25 ..............................    10,575,000         10,575,000
e,f Morgan Stanley & Co. Inc., 4.46%, 2/01/06 (Maturity Value $20,002,478)
      Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 9/01/33 - 10/01/35 ......    20,000,000         20,000,000
                                                                                                                     --------------
    TOTAL REPURCHASE AGREEMENTS (COST $100,217,000) ..............................................                      100,217,000
                                                                                                                     --------------
    TOTAL INVESTMENTS (COST $2,159,519,674) 103.2% ...............................................                    2,924,410,840
    OTHER ASSETS, LESS LIABILITIES (3.2)% ........................................................                      (90,828,504)
                                                                                                                     --------------
    NET ASSETS 100.0% ............................................................................                   $2,833,582,336
                                                                                                                     ==============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b A portion or all of the security is on loan as of January 31, 2006.

c See Note 3 regarding restricted and illiquid securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

e At January 31, 2006, all repurchase agreements had been entered into on that date.

f Investment from cash collateral received for loaned securities.

g A portion or all of the security is traded on a discount basis with no stated coupon rate.


16 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                             COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 98.0%
    ADVERTISING/MARKETING SERVICES 3.2%
  a Focus Media Holding Ltd., ADR ........................................            China               40,300        $  2,199,977
  a Getty Images Inc. ....................................................        United States            4,200             342,930
                                                                                                                        ------------
                                                                                                                           2,542,907
                                                                                                                        ------------
    BROADCASTING 6.0%
a,b Canadian Satellite Radio Holdings Inc., 144A .........................           Canada               48,700             479,002
  a Entravision Communications Corp. .....................................        United States           44,700             317,370
    Grupo Televisa SA, ADR ...............................................           Mexico               32,000           2,673,600
  a Univision Communications Inc., A .....................................        United States           16,800             534,912
  a XM Satellite Radio Holdings Inc., A ..................................        United States           28,700             751,366
                                                                                                                        ------------
                                                                                                                           4,756,250
                                                                                                                        ------------
    CABLE/SATELLITE TV 4.0%
  a EchoStar Communications Corp., A .....................................        United States           54,600           1,506,960
  a Liberty Global Inc. ..................................................        United States           37,100             793,940
    Naspers Ltd., N ......................................................        South Africa            40,300             864,793
                                                                                                                        ------------
                                                                                                                           3,165,693
                                                                                                                        ------------
    COMPUTER COMMUNICATIONS 2.8%
  a Cisco Systems Inc. ...................................................        United States           84,000           1,559,880
  a F5 Networks Inc. .....................................................        United States           10,100             653,470
                                                                                                                        ------------
                                                                                                                           2,213,350
                                                                                                                        ------------
    COMPUTER PROCESSING HARDWARE 2.6%
  a Apple Computer Inc. ..................................................        United States           27,300           2,061,423
                                                                                                                        ------------
    DATA PROCESSING SERVICES 2.6%
  a NeuStar Inc., A ......................................................        United States           70,000           2,030,700
                                                                                                                        ------------
    ELECTRONICS/APPLIANCES 0.5%
    Harman International Industries Inc. .................................        United States            3,800             418,000
                                                                                                                        ------------
    INTERNET SOFTWARE/SERVICES 5.1%
  a Google Inc., A .......................................................        United States            5,400           2,339,550
  a LivePerson Inc. ......................................................        United States           65,800             378,350
  a Yahoo! Inc. ..........................................................        United States           38,400           1,318,656
                                                                                                                        ------------
                                                                                                                           4,036,556
                                                                                                                        ------------
    MAJOR TELECOMMUNICATIONS 10.8%
    Alltel Corp. .........................................................        United States           26,100           1,566,783
    BellSouth Corp. ......................................................        United States           26,400             759,528
  a Bharti Tele-Ventures Ltd. ............................................            India              202,400           1,638,553
    PT Telekomunikasi Indonesia, B .......................................          Indonesia          1,219,400             819,874
    Sprint Nextel Corp. ..................................................        United States           80,516           1,843,011
    Telus Corp. ..........................................................           Canada               48,100           1,891,773
                                                                                                                        ------------
                                                                                                                           8,519,522
                                                                                                                        ------------
    MEDIA CONGLOMERATES 1.5%
  a Viacom Corp., B ......................................................        United States           11,250             466,650
    Walt Disney Co. ......................................................        United States           29,400             744,114
                                                                                                                        ------------
                                                                                                                           1,210,764
                                                                                                                        ------------


                                        Quarterly Statements of Investments | 17

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                             COUNTRY              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MOVIES/ENTERTAINMENT 4.3%
  a Lions Gate Entertainment Corp. .......................................        United States           92,100        $    819,690
  a Outdoor Channel Holdings Inc. ........................................        United States           21,600             321,624
  a Pixar ................................................................        United States           38,900           2,247,642
                                                                                                                        ------------
                                                                                                                           3,388,956
                                                                                                                        ------------
    PACKAGED SOFTWARE 3.1%
    Autodesk Inc. ........................................................        United States           14,200             576,378
  a Salesforce.com Inc. ..................................................        United States           45,600           1,871,880
                                                                                                                        ------------
                                                                                                                           2,448,258
                                                                                                                        ------------
    RECREATIONAL PRODUCTS 0.8%
  a Scientific Games Corp., A ............................................        United States           18,800             602,540
                                                                                                                        ------------
    SEMICONDUCTORS 5.1%
  a Broadcom Corp., A ....................................................        United States           27,100           1,848,220
  a Marvell Technology Group Ltd. ........................................           Bermuda              18,600           1,272,613
  a Silicon Laboratories Inc. ............................................        United States           19,100             940,293
                                                                                                                        ------------
                                                                                                                           4,061,126
                                                                                                                        ------------
    SPECIALTY TELECOMMUNICATIONS 9.2%
  a American Tower Corp., A ..............................................        United States          135,635           4,196,547
  a Crown Castle International Corp. .....................................        United States           69,138           2,186,835
  a Sonaecom SGPS SA .....................................................          Portugal              88,600             376,911
  a Syniverse Holdings Inc. ..............................................        United States           19,500             468,195
                                                                                                                        ------------
                                                                                                                           7,228,488
                                                                                                                        ------------
    TELECOMMUNICATIONS EQUIPMENT 12.5%
  a Comverse Technology Inc. .............................................        United States           26,400             723,096
  a Corning Inc. .........................................................        United States           53,900           1,312,465
    Harris Corp. .........................................................        United States           40,100           1,861,843
    Nokia Corp., ADR .....................................................           Finland             134,800           2,477,624
    QUALCOMM Inc. ........................................................        United States           65,400           3,136,584
  a Research In Motion Ltd. ..............................................           Canada                4,800             324,000
                                                                                                                        ------------
                                                                                                                           9,835,612
                                                                                                                        ------------
    WIRELESS COMMUNICATIONS 23.9%
    America Movil SA de CV, L, ADR .......................................           Mexico              168,100           5,670,013
  a Europolitan Vodafone AB ..............................................           Sweden              134,100             874,105
  a Nextel Partners Inc., A ..............................................        United States           66,300           1,855,737
  a NII Holdings Inc. ....................................................        United States           78,400           3,877,664
    Rogers Communications Inc., B ........................................           Canada               93,200           4,100,570
  a SBA Communications Corp. .............................................        United States           80,800           1,765,480
    Vodafone Group PLC ...................................................       United Kingdom          343,200             720,533
                                                                                                                        ------------
                                                                                                                          18,864,102
                                                                                                                        ------------
    TOTAL COMMON STOCKS (COST $55,350,970)................................                                                77,384,247
                                                                                                                        ------------


18 | Quarterly Statements of Investments

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL COMMUNICATIONS FUND                                             COUNTRY           SHARES              VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    SHORT TERM INVESTMENTS (COST $2,012,948) 2.6%
    MONEY FUND 2.6%
  c Franklin Institutional Fiduciary Trust Money Market Portfolio ...........    United States       2,012,948       $   2,012,948
                                                                                                                     -------------
    TOTAL INVESTMENTS (COST $57,363,918) 100.6%..............................                                           79,397,195
    OTHER ASSETS, LESS LIABILITIES (0.6)% ...................................                                             (450,414)
                                                                                                                     -------------
    NET ASSETS 100.0%........................................................                                        $  78,946,781
                                                                                                                     =============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of this security was $479,002, representing 0.61% of net assets.

c The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 19

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL HEALTH CARE FUND                                               COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 91.9%
  BIOTECHNOLOGY 12.5%
a Amgen Inc. .............................................................    United States        51,200      $ 3,731,968
a Angiotech Pharmaceuticals Inc. .........................................    United States        50,900          640,322
a Biogen Idec Inc. .......................................................    United States        38,200        1,709,450
a Celgene Corp. ..........................................................    United States        26,500        1,885,475
a Charles River Laboratories International Inc. ..........................    United States        15,800          728,854
a Indevus Pharmaceuticals Inc. ...........................................    United States       233,600        1,238,080
a Invitrogen Corp. .......................................................    United States        28,100        1,935,528
a Keryx Biopharmaceuticals Inc. ..........................................    United States       108,800        1,744,064
a Medicines Co. ..........................................................    United States        40,900          787,325
a MGI Pharma Inc. ........................................................    United States        36,000          600,120
a Myriad Genetics Inc. ...................................................    United States        36,600          784,704
a Panacos Pharmaceuticals Inc. ...........................................    United States        66,900          618,825
a PDL BioPharma Inc. .....................................................    United States        34,200          996,930
a Telik Inc. .............................................................    United States        53,400        1,024,746
                                                                                                               -----------
                                                                                                                18,426,391
                                                                                                               -----------
  ELECTRICAL PRODUCTS 0.6%
a Greatbatch Inc. ........................................................    United States        36,900          960,876
                                                                                                               -----------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 1.0%
a Thermo Electron Corp. ..................................................    United States        45,100        1,517,164
                                                                                                               -----------
  GENERIC PHARMACEUTICALS 1.3%
a Andrx Corp. ............................................................    United States        17,500          307,125
a Impax Laboratories Inc. ................................................    United States        53,200          534,660
a Watson Pharmaceuticals Inc. ............................................    United States        32,300        1,068,807
                                                                                                               -----------
                                                                                                                 1,910,592
                                                                                                               -----------
  HOSPITAL/NURSING MANAGEMENT 5.0%
  Brookdale Senior Living Inc. ...........................................    United States         9,100          307,125
a Community Health Systems Inc. ..........................................    United States        74,800        2,721,972
a Genesis HealthCare Corp. ...............................................    United States        17,150          628,547
a LifePoint Hospitals Inc. ...............................................    United States        47,500        1,465,375
a Triad Hospitals Inc. ...................................................    United States        31,800        1,305,708
a United Surgical Partners International Inc. ............................    United States        21,000          813,960
                                                                                                               -----------
                                                                                                                 7,242,687
                                                                                                               -----------
  INDUSTRIAL SPECIALTIES 0.8%
  Mine Safety Appliances Co. .............................................    United States        28,100        1,119,223
                                                                                                               -----------
  MAJOR PHARMACEUTICALS 25.4%
  Abbott Laboratories ....................................................    United States        35,600        1,536,140
  Eli Lilly & Co. ........................................................    United States        50,900        2,881,958
  Johnson & Johnson ......................................................    United States       110,000        6,329,400
  Merck KGaA .............................................................       Germany           38,200        4,000,426
  Novartis AG ............................................................     Switzerland         86,600        4,754,855
  Pfizer Inc. ............................................................    United States       103,860        2,667,125


20 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN GLOBAL HEALTH CARE FUND                                               COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR PHARMACEUTICALS (CONT.)
    Roche Holding AG .......................................................     Switzerland         45,700     $  7,220,210
    Schering-Plough Corp. ..................................................    United States       195,300        3,739,995
    Wyeth ..................................................................    United States        91,800        4,245,750
                                                                                                                ------------
                                                                                                                  37,375,859
                                                                                                                ------------
    MANAGED HEALTH CARE 14.3%
    Aetna Inc. .............................................................    United States        39,200        3,794,560
  a Caremark Rx Inc. .......................................................    United States        70,300        3,465,790
  a Coventry Health Care Inc. ..............................................    United States        47,300        2,817,661
  a Health Net Inc., A .....................................................    United States        28,400        1,402,108
  a Molina Healthcare Inc. .................................................    United States        11,400          301,644
  a Sierra Health Services Inc. ............................................    United States        47,800        1,893,836
    UnitedHealth Group Inc. ................................................    United States        22,630        1,344,675
  a WellPoint Inc. .........................................................    United States        78,200        6,005,760
                                                                                                                ------------
                                                                                                                  21,026,034
                                                                                                                ------------
    MEDICAL DISTRIBUTORS 1.6%
    Cardinal Health Inc. ...................................................    United States        21,900        1,577,676
  a MWI Veterinary Supply Inc. .............................................    United States        26,900          717,423
                                                                                                                ------------
                                                                                                                   2,295,099
                                                                                                                ------------
    MEDICAL SPECIALTIES 13.6%
  a Adams Respiratory Therapeutics Inc. ....................................    United States        19,300          833,374
  a AtriCure Inc. ..........................................................    United States        53,200          599,032
    Baxter International Inc. ..............................................    United States        35,200        1,297,120
    Beckman Coulter Inc. ...................................................    United States        24,500        1,458,975
  a Boston Scientific Corp. ................................................    United States        28,200          616,734
  a Cytyc Corp. ............................................................    United States        34,700        1,044,470
    DENTSPLY International Inc. ............................................    United States        40,900        2,196,330
  a Digene Corp. ...........................................................    United States        39,000        1,294,800
  a Fisher Scientific International Inc. ...................................    United States        34,884        2,332,693
    Hillenbrand Industries Inc. ............................................    United States        21,400        1,053,308
  a INAMED Corp. ...........................................................    United States        19,200        1,768,512
  a IntraLase Corp. ........................................................    United States        27,400          543,890
  a Kinetic Concepts Inc. ..................................................    United States        17,000          615,230
  a Molecular Devices Corp. ................................................    United States        45,600        1,303,704
  a Symmetry Medical Inc. ..................................................    United States        23,700          504,336
  a Waters Corp. ...........................................................    United States        27,300        1,145,235
  a Zimmer Holdings Inc. ...................................................    United States        20,900        1,441,055
                                                                                                                ------------
                                                                                                                  20,048,798
                                                                                                                ------------
    MEDICAL/NURSING SERVICES 3.4%
  a DaVita Inc. ............................................................    United States        34,400        1,883,400
a,b Diagnosticos da America, ADR, 144A .....................................       Brazil            21,400        1,610,805
  a Kindred Healthcare Inc. ................................................    United States        37,900          867,910
  a LHC Group Inc. .........................................................    United States        43,900          698,010
                                                                                                                ------------
                                                                                                                   5,060,125
                                                                                                                ------------
    MISCELLANEOUS MANUFACTURING 0.4%
  a Cynosure Inc., A .......................................................    United States        29,200          597,140
                                                                                                                 ------------


                                        Quarterly Statements of Investments | 21

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
    FRANKLIN GLOBAL HEALTH CARE FUND                                                   COUNTRY             SHARES          VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    OTHER PHARMACEUTICALS 6.0%
  a Coley Pharmaceutical Group Inc. ...........................................     United States          51,500     $     788,465
  a Connetics Corp. ...........................................................     United States          44,600           668,108
  a Endo Pharmaceuticals Holdings Inc. ........................................     United States          25,900           743,330
  a Forest Laboratories Inc. ..................................................     United States          37,500         1,735,500
    Medicis Pharmaceutical Corp., A ...........................................     United States          19,400           599,654
  a POZEN Inc. ................................................................     United States          97,200         1,576,584
    Shire PLC, ADR ............................................................    United Kingdom          55,900         2,725,125
                                                                                                                      -------------
                                                                                                                          8,836,766
                                                                                                                      -------------
    SERVICES TO THE HEALTH INDUSTRY 6.0%
  a Emageon Inc. ..............................................................     United States          21,200           392,200
  a Medco Health Solutions Inc. ...............................................     United States          16,352           884,643
    Omnicare Inc. .............................................................     United States          45,900         2,281,230
    Pharmaceutical Product Development Inc. ...................................     United States          71,400         4,939,452
  a WebMD Health Corp., A .....................................................     United States           6,500           259,610
                                                                                                                      -------------
                                                                                                                          8,757,135
                                                                                                                      -------------
    TOTAL COMMON STOCKS (COST $104,068,625) ...................................                                         135,173,889
                                                                                                                      -------------
    CONVERTIBLE PREFERRED STOCKS (COST $1,500,004) 1.6%
    MEDICAL SPECIALTIES 1.6%
a,c Masimo Corp., cvt. pfd., F ................................................     United States         136,364         2,318,188
                                                                                                                      -------------

    TOTAL LONG TERM INVESTMENTS (COST $105,568,629) ...........................                                         137,492,077
                                                                                                                      -------------

    SHORT TERM INVESTMENTS (COST $11,080,327) 7.5%
    MONEY FUND 7.5%
  d Franklin Institutional Fiduciary Trust Money Market Portfolio .............     United States      11,080,327        11,080,327
                                                                                                                      -------------
    TOTAL INVESTMENTS (COST $116,648,956) 101.0% ..............................                                         148,572,404
    OTHER ASSETS, LESS LIABILITIES (1.0)% .....................................                                          (1,531,150)
                                                                                                                      -------------
    NET ASSETS 100.0% .........................................................                                       $ 147,041,254
                                                                                                                      =============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the value of this security was $1,610,805, representing 1.11% of net assets.

c See Note 3 regarding restricted and illiquid securities.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


22 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                               COUNTRY    SHARES/WARRANTS       VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS 94.5%
    ELECTRONIC TECHNOLOGY 0.3%
  a SunPower Corp., A .....................................................    United States        30,000    $   1,199,100
                                                                                                              -------------
    ENERGY MINERALS 46.6%
  a Alpha Natural Resources Inc. ..........................................    United States       250,000        5,882,500
    Apache Corp. ..........................................................    United States        73,000        5,513,690
  a Bill Barrett Corp .....................................................    United States        87,000        3,340,800
  a Bois d'Arc Energy Inc. ................................................    United States       100,000        1,882,000
    BP PLC, ADR ...........................................................   United Kingdom       158,000       11,424,980
    Burlington Resources Inc. .............................................    United States        50,000        4,563,000
    Chesapeake Energy Corp. ...............................................    United States       312,000       10,932,480
    Chevron Corp. .........................................................    United States       172,003       10,213,538
  a Comstock Resources Inc. ...............................................    United States        59,000        1,888,000
    ConocoPhillips ........................................................    United States       187,000       12,098,900
    Devon Energy Corp. ....................................................    United States       122,000        8,321,620
    EnCana Corp. ..........................................................       Canada            76,000        3,789,360
a,b Energy Coal Resources, 144A ...........................................    United States       109,375        1,750,000
    EOG Resources Inc. ....................................................    United States        42,000        3,550,680
    Exxon Mobil Corp. .....................................................    United States       247,000       15,499,250
  a Forest Oil Corp. ......................................................    United States        50,000        2,575,000
    Foundation Coal Holdings Inc. .........................................    United States       100,000        4,446,000
  a KCS Energy Inc. .......................................................    United States       215,000        6,241,450
    Kerr-McGee Corp. ......................................................    United States        31,861        3,517,136
    Murphy Oil Corp. ......................................................    United States        70,000        3,990,000
  a Newfield Exploration Co. ..............................................    United States       286,000       14,986,400
    Noble Energy Inc. .....................................................    United States       140,000        6,479,200
  b NovaTek OAO, GDR, 144A ................................................       Russia            10,000          289,000
    Occidental Petroleum Corp. ............................................    United States       114,000       11,138,940
  a Parallel Petroleum Corp. ..............................................    United States       269,400        5,692,422
    Peabody Energy Corp. ..................................................    United States       112,000       11,145,120
    Petroleo Brasileiro SA, ADR ...........................................       Brazil            43,000        4,063,500
  a Southwestern Energy Co. ...............................................    United States       106,000        4,572,840
    Talisman Energy Inc. ..................................................       Canada           110,000        6,702,300
    Total SA, B, ADR ......................................................       France            65,000        8,991,450
    Valero Energy Corp. ...................................................    United States       111,000        6,929,730
  a Venture Production PLC ................................................   United Kingdom       100,000        1,126,678
  a Western Refining Inc. .................................................    United States       140,000        2,625,000
    XTO Energy Inc. .......................................................    United States       182,000        8,932,560
                                                                                                              -------------
                                                                                                                215,095,524
                                                                                                              -------------
    INDUSTRIAL SERVICES 29.9%
    Baker Hughes Inc. .....................................................    United States        88,000        6,814,720
  a Basic Energy Services Inc. ............................................    United States        33,800          948,090
  a Bronco Drilling Co. Inc. ..............................................    United States        80,000        2,530,400
  a Cal Dive International Inc. ...........................................    United States       216,000        9,067,680
  a Dresser-Rand Group Inc. ...............................................    United States        70,000        1,885,100
    ENSCO International Inc. ..............................................    United States       121,000        6,185,520
  a Flotek Industries Inc. ................................................    United States       100,000        2,800,000
  a FMC Technologies Inc. .................................................    United States       167,000        8,653,940
  a Global Industries Ltd. ................................................    United States       200,000        2,800,000


                                        Quarterly Statements of Investments | 23

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                               COUNTRY     SHARES/WARRANTS      VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    INDUSTRIAL SERVICES (CONT.)
    GlobalSantaFe Corp. ...................................................   Cayman Islands        77,000     $  4,700,850
  a Grant Prideco Inc. ....................................................    United States       128,000        6,411,520
  a Grey Wolf Inc. ........................................................    United States       360,000        3,168,000
  a GulfMark Offshore Inc. ................................................    United States        65,000        2,129,400
    Halliburton Co. .......................................................    United States        87,000        6,920,850
  a Hornbeck Offshore Services Inc. .......................................    United States        55,000        2,187,900
  a Nabors Industries Ltd. ................................................       Bermuda          100,000        8,125,000
  a National-Oilwell Varco Inc. ...........................................    United States       143,000       10,878,010
  a Newpark Resources Inc. ................................................    United States       225,000        2,045,250
    Noble Corp. ...........................................................    United States        85,000        6,837,400
  a Oil States International Inc. .........................................    United States        76,000        3,108,400
    Patterson-UTI Energy Inc. .............................................    United States        85,000        3,197,700
  a PHI Inc. ..............................................................    United States        50,000        1,775,500
  a Pioneer Drilling Co. ..................................................    United States       150,000        3,420,000
    Rowan Cos. Inc. .......................................................    United States       129,000        5,783,070
    Smith International Inc. ..............................................    United States       154,000        6,930,000
  a Superior Energy Services Inc. .........................................    United States       295,000        8,009,250
    Technip SA, ADR .......................................................       France            46,000        3,135,820
    Tidewater Inc. ........................................................    United States        54,500        3,183,890
  a Weatherford International Ltd. ........................................       Bermuda          103,000        4,612,340
                                                                                                               ------------
                                                                                                                138,245,600
                                                                                                               ------------
    NON-ENERGY MINERALS 10.4%
    Alcoa Inc. ............................................................    United States       108,000        3,402,000
    Barrick Gold Corp. ....................................................       Canada           244,006        7,676,429
  a Centerra Gold Inc. ....................................................       Canada            22,600          833,582
a,b Centerra Gold Inc., 144A ..............................................       Canada            44,400        1,637,657
    Freeport-McMoRan Copper & Gold Inc., B ................................    United States        70,000        4,497,500
  a Gammon Lake Resources Inc. ............................................       Canada           221,500        3,155,116
a,c Jinshan Gold Mines Inc. ...............................................       Canada           870,000          526,493
a,c Jinshan Gold Mines Inc., wts., 6/06/07 ................................       Canada           435,000           23,914
  a Meridian Gold Inc. ....................................................    United States       126,000        3,424,680
    Newcrest Mining Ltd. ..................................................      Australia         120,000        2,383,624
    Newmont Mining Corp. ..................................................    United States        53,000        3,275,400
    Southern Copper Corp. .................................................    United States        45,000        3,919,500
    United States Steel Corp. .............................................    United States        35,000        2,091,250
  a UrAsia Energy Ltd. ....................................................       Canada         1,800,000        4,347,062
    Xstrata PLC ...........................................................     Switzerland         95,000        2,665,508
    Zinifex Ltd. ..........................................................      Australia         675,000        4,017,247
                                                                                                               ------------
                                                                                                                 47,876,962
                                                                                                               ------------
    PROCESS INDUSTRIES 5.1%
    Bunge Ltd. ............................................................    United States       111,000        6,544,560
    Cabot Corp. ...........................................................    United States        78,000        3,059,160
    Dow Chemical Co. ......................................................    United States       100,000        4,230,000
  a Headwaters Inc. .......................................................    United States       170,000        5,865,000
    Lyondell Chemical Co. .................................................    United States        90,000        2,160,900
    Minerals Technologies Inc. ............................................    United States        33,000        1,843,710
a,d Solutia Inc. ..........................................................    United States       137,000           54,800
                                                                                                               ------------
                                                                                                                 23,758,130
                                                                                                               ------------


24 | Quarterly Statements of Investments

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN NATURAL RESOURCES FUND                                              COUNTRY      SHARES/WARRANTS      VALUE
----------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS AND WARRANTS (CONT.)
    PRODUCER MANUFACTURING 0.5%
  a Terex Corp. ...........................................................    United States        30,000     $  2,115,000
                                                                                                               ------------
    TRANSPORTATION 1.7%
    Aries Maritime Transport Ltd. .........................................       Bermuda          190,000        2,470,000
    Arlington Tankers Ltd. ................................................       Bermuda           62,700        1,404,480
  a Double Hull Tankers Inc. ..............................................   Jersey Islands       150,000        2,043,000
    Top Tankers Inc. ......................................................       Greece           150,000        1,884,000
                                                                                                               ------------
                                                                                                                  7,801,480
                                                                                                               ------------
    TOTAL COMMON STOCKS AND WARRANTS (COST $267,326,646)...................                                     436,091,796
                                                                                                               ------------
    PREFERRED STOCKS 1.5%
    ENERGY MINERALS 0.2%
    Petroleo Brasileiro SA, ADR, pfd. .....................................       Brazil            13,000        1,120,600
                                                                                                               ------------
    NON-ENERGY MINERALS 1.3%
    Companhia Vale do Rio Doce, ADR, pfd., A ..............................       Brazil           130,000        5,769,400
                                                                                                               ------------
    TOTAL PREFERRED STOCKS (COST $3,974,235)...............................                                       6,890,000
                                                                                                               ------------
    TOTAL LONG TERM INVESTMENTS (COST $271,300,881)........................                                     442,981,796
                                                                                                               ------------
    SHORT TERM INVESTMENTS (COST $16,695,175) 3.6%
    MONEY FUND 3.6%
  e Franklin Institutional Fiduciary Trust Money Market Portfolio .........    United States    16,695,175       16,695,175
                                                                                                               ------------
    TOTAL INVESTMENTS (COST $287,996,056) 99.6%............................                                     459,676,971
    OTHER ASSETS, LESS LIABILITIES 0.4% ...................................                                       2,046,465
                                                                                                               ------------
    NET ASSETS 100.0%......................................................                                    $461,723,436
                                                                                                               ============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under the guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $3,676,657, representing 0.80% of net assets.

c See Note 3 regarding restricted and illiquid securities.

d See Note 6 regarding other considerations.

e The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 25

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                              SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 99.2%
  COMMERCIAL SERVICES 2.7%
  CDI Corp. ..........................................................................           434,100      $ 11,837,907
a LECG Corp. .........................................................................           317,800         5,332,684
  MAXIMUS Inc. .......................................................................           178,600         6,986,832
a The Ultimate Software Group Inc. ...................................................            67,400         1,472,690
a ValueClick Inc. ....................................................................           500,500         9,419,410
                                                                                                              ------------
                                                                                                                35,049,523
                                                                                                              ------------
  COMMUNICATIONS 0.5%
a TNS Inc. ...........................................................................           334,400         6,868,576
                                                                                                              ------------
  CONSUMER DURABLES 2.1%
  CLARCOR Inc. .......................................................................           120,100         4,093,008
a Tenneco Inc. .......................................................................           218,100         4,787,295
a THQ Inc. ...........................................................................           357,600         9,387,000
  Winnebago Industries Inc. ..........................................................           270,900         8,481,879
                                                                                                              ------------
                                                                                                                26,749,182
                                                                                                              ------------
  CONSUMER SERVICES 7.7%
a BJ's Restaurants Inc. ..............................................................           323,600         8,180,608
a Entravision Communications Corp. ...................................................           348,500         2,474,350
  Four Seasons Hotels Inc. (Canada)...................................................           157,500         9,075,150
a Gaylord Entertainment Co., A........................................................           207,700         8,931,100
a Global Cash Access Inc. ............................................................           434,800         6,722,008
  Jackson Hewitt Tax Service Inc. ....................................................           242,200         6,117,972
a Lincoln Educational Services........................................................           360,900         5,565,078
  Orient-Express Hotels Ltd., A.......................................................           394,600        12,737,688
a P.F. Chang's China Bistro Inc. .....................................................           171,200         8,775,712
a Panera Bread Co. ...................................................................           125,600         8,553,360
a Penn National Gaming Inc. ..........................................................           499,300        16,027,530
  Strayer Education Inc. .............................................................            63,900         5,658,984
                                                                                                              ------------
                                                                                                                98,819,540
                                                                                                              ------------
  DISTRIBUTION SERVICES 0.7%
a Beacon Roofing Supply Inc. .........................................................           249,500         8,285,895
                                                                                                              ------------
  ELECTRONIC TECHNOLOGY 23.8%
a Actel Corp. ........................................................................           650,300         9,871,554
a ARGON ST Inc. ......................................................................           333,100         9,536,653
a Arris Group Inc. ...................................................................           980,700        11,533,032
a Avocent Corp. ......................................................................           322,199        10,719,561
a Coherent Inc. ......................................................................           270,500         8,374,680
a Electro Scientific Industries Inc. .................................................           378,800         9,648,036
a Essex Corp. ........................................................................           584,600        11,955,070
a FLIR Systems Inc. ..................................................................           547,800        12,982,860
a FormFactor Inc. ....................................................................           444,100        13,243,062
a Ixia................................................................................            14,000           176,400
a K&F Industries Holdings Inc. .......................................................           373,000         6,382,030
a Microsemi Corp. ....................................................................           564,500        17,183,380
a Microtune Inc. .....................................................................         1,115,700         5,333,046


26 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                              SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  ELECTRONIC TECHNOLOGY (CONT.)
  National Instruments Corp. .........................................................           388,702      $ 12,862,149
a Netlogic Microsystems Inc. .........................................................            72,400         2,628,844
a Orbital Sciences Corp. .............................................................           606,300         7,821,270
a Power Integrations Inc. ............................................................           595,100        15,764,199
a Semtech Corp. ......................................................................           776,600        14,972,848
a Silicon Laboratories Inc. ..........................................................           508,600        25,038,378
a SiRF Technology Holdings Inc. ......................................................           314,400        10,592,136
  Tektronix Inc. .....................................................................           426,400        12,578,800
a Trident Microsystems Inc. ..........................................................           417,200        10,897,264
a Trimble Navigation Ltd. ............................................................           386,050        15,449,721
a Varian Inc. ........................................................................           292,000        11,204,040
a Varian Semiconductor Equipment Associates Inc. .....................................           460,200        22,793,706
a ViaSat Inc. ........................................................................           572,600        14,429,520
a ZiLOG Inc. .........................................................................           275,300           622,178
                                                                                                              ------------
                                                                                                               304,594,417
                                                                                                              ------------
  ENERGY MINERALS 2.9%
a Alpha Natural Resources Inc. .......................................................           278,300         6,548,399
a Bill Barrett Corp ..................................................................           222,700         8,551,680
a Denbury Resources Inc. .............................................................           533,300        15,876,341
a Western Refining Inc. ..............................................................           334,900         6,279,375
                                                                                                              ------------
                                                                                                                37,255,795
                                                                                                              ------------
  FINANCE 8.1%
  Advance America Cash Advance Centers Inc. ..........................................           419,700         5,980,725
  Aspen Insurance Holdings Ltd. ......................................................            45,200         1,047,736
  CapitalSource Inc. .................................................................           663,565        14,571,887
  Doral Financial Corp. (Puerto Rico).................................................           362,200         3,937,114
  East West Bancorp Inc. .............................................................           221,000         8,157,110
  Financial Federal Corp. ............................................................           252,000        11,277,000
  First State Bancorp.................................................................           383,314        10,008,328
a Franklin Bank Corp. ................................................................           216,400         3,735,064
a GFI Group Inc. .....................................................................           145,500         7,942,845
  Greater Bay Bancorp. ...............................................................           247,021         6,407,725
  Hancock Holding Co. ................................................................           145,700         5,973,700
  Max Re Capital Ltd. ................................................................           250,900         6,651,359
  National Financial Partners Corp. ..................................................           242,900        12,997,579
a Signature Bank......................................................................           168,726         5,137,707
                                                                                                              ------------
                                                                                                               103,825,879
                                                                                                              ------------
  HEALTH SERVICES 5.6%
a PAREXEL International Corp. ........................................................           494,300        12,051,034
a Psychiatric Solutions Inc. .........................................................           366,800        12,100,732
a RehabCare Group Inc. ...............................................................           325,800         6,248,844
a Sierra Health Services Inc. ........................................................           250,400         9,920,848
a Symbion Inc. .......................................................................           259,100         5,985,210
a United Surgical Partners International Inc. ........................................           315,650        12,234,594
a VCA Antech Inc. ....................................................................           460,200        12,733,734
                                                                                                              ------------
                                                                                                                71,274,996
                                                                                                              ------------


                                        Quarterly Statements of Investments | 27

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                              SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  HEALTH TECHNOLOGY 9.5%
a Adams Respiratory Therapeutics Inc. ................................................           138,600      $  5,984,748
a American Medical Systems Holdings Inc. .............................................           624,200        14,144,372
a Angiotech Pharmaceuticals Inc. .....................................................           714,600         8,989,668
a Coley Pharmaceutical Group Inc. ....................................................           447,700         6,854,287
a Digene Corp. .......................................................................           321,600        10,677,120
a Impax Laboratories Inc. ............................................................           709,500         7,130,475
a The Medicines Co. ..................................................................           523,600        10,079,300
a Merit Medical Systems Inc. .........................................................           530,934         7,491,479
a Molecular Devices Corp. ............................................................           273,600         7,822,224
a Panacos Pharmaceuticals Inc. .......................................................           299,500         2,770,375
a Pharmion Corp. .....................................................................             1,500            25,005
a Serologicals Corp. .................................................................           413,900         9,254,804
  STERIS Corp. .......................................................................           306,900         8,286,300
a Symmetry Medical Inc. ..............................................................           154,300         3,283,504
a Telik Inc. .........................................................................           551,700        10,587,123
a Trimeris Inc. ......................................................................           612,235         7,689,671
                                                                                                              ------------
                                                                                                               121,070,455
                                                                                                              ------------
  INDUSTRIAL SERVICES 5.5%
a Bronco Drilling Co. Inc. ...........................................................            21,228           671,442
a Cal Dive International Inc. ........................................................           556,500        23,361,870
a FMC Technologies Inc. ..............................................................           301,516        15,624,559
a Oil States International Inc. ......................................................           178,600         7,304,740
a Superior Energy Services Inc. ......................................................           705,900        19,165,185
a Waste Connections Inc. .............................................................           126,950         4,435,633
                                                                                                              ------------
                                                                                                                70,563,429
  MUTUAL FUND 0.6%
  Ares Capital Corp. .................................................................           478,665         7,945,839
                                                                                                              ------------
  PROCESS INDUSTRIES 4.1%
  Cabot Corp. ........................................................................           280,500        11,001,210
a FMC Corp. ..........................................................................           238,500        13,456,170
a Headwaters Inc. ....................................................................           312,300        10,774,350
  Minerals Technologies Inc. .........................................................           184,200        10,291,254
  Westlake Chemical Corp. ............................................................           228,600         7,178,040
                                                                                                              ------------
                                                                                                                52,701,024
                                                                                                              ------------
  PRODUCER MANUFACTURING 5.0%
a Flowserve Corp. ....................................................................           372,200        17,113,756
a Greatbatch Inc. ....................................................................           497,600        12,957,504
  The Manitowoc Co. Inc. .............................................................           181,200        12,049,800
a Mettler-Toledo International Inc. (Switzerland).....................................           111,400         6,448,946
  Oshkosh Truck Corp. ................................................................           166,200         8,195,322
  Wabash National Corp ...............................................................           359,800         7,674,534
                                                                                                              ------------
                                                                                                                64,439,862
                                                                                                              ------------


28 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                              SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  REAL ESTATE DEVELOPMENT 1.1%
  Jones Lang LaSalle Inc. ............................................................           233,800    $   13,763,806
                                                                                                            --------------
  Real Estate Investment Trusts 1.8%
  Felcor Lodging Trust Inc. ..........................................................           165,500         3,286,830
  Innkeepers USA Trust................................................................           577,100        10,249,296
  LaSalle Hotel Properties............................................................            25,600           978,432
a MeriStar Hospitality Corp. .........................................................           829,200         8,507,592
                                                                                                            --------------
                                                                                                                23,022,150
                                                                                                            --------------
  RETAIL TRADE 2.8%
a Cost Plus Inc. .....................................................................           346,700         6,777,985
a Hot Topic Inc. .....................................................................           488,000         7,007,680
  Regis Corp. ........................................................................           196,200         7,602,750
a Tractor Supply Co. .................................................................           166,100         8,484,388
  Tuesday Morning Corp. ..............................................................           266,800         5,677,504
a Zumiez Inc. ........................................................................            17,000           821,780
                                                                                                            --------------
                                                                                                                36,372,087
                                                                                                            --------------
  TECHNOLOGY SERVICES 9.9%
a BearingPoint Inc. ..................................................................         1,178,500         9,687,270
a Entrust Inc. .......................................................................         1,657,700         6,680,531
a FileNET Corp. ......................................................................           478,000        13,412,680
  Global Payments Inc. ...............................................................           243,200        12,386,176
a Hyperion Solutions Corp. ...........................................................           134,400         4,624,704
  Jack Henry & Associates Inc. .......................................................           375,100         7,678,297
a Marchex Inc., B.....................................................................           659,100        16,029,312
a MICROS Systems Inc. ................................................................           236,500        10,914,475
a NetIQ Corp. ........................................................................           539,400         7,087,716
a Quest Software Inc. ................................................................           884,100        14,004,144
a RightNow Technologies Inc. .........................................................           296,200         4,721,428
a Sapient Corp. ......................................................................         1,636,500        10,800,900
a Witness Systems Inc. ...............................................................           417,400         8,322,956
                                                                                                            --------------
                                                                                                               126,350,589
                                                                                                            --------------
  TRANSPORTATION 4.8%
  Forward Air Corp. ..................................................................           485,350        18,928,650
a JetBlue Airways Corp. ..............................................................           445,200         5,805,408
  Knight Transportation Inc. .........................................................           774,050        15,744,177
  Landstar System Inc. ...............................................................           271,900        11,501,370
a Republic Airways Holdings Inc. .....................................................           616,200         9,138,246
                                                                                                            --------------
                                                                                                                61,117,851
                                                                                                            --------------
  TOTAL COMMON STOCKS (COST $920,520,713).............................................                       1,270,070,895
                                                                                                            --------------


                                        Quarterly Statements of Investments | 29

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL CAP GROWTH FUND II                                                           SHARES            VALUE
--------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENT (COST $13,504,326) 1.1%
  MONEY FUND 1.1%
b Franklin Institutional Fiduciary Trust Money Market Portfolio.......................        13,504,326    $   13,504,326
                                                                                                            --------------
  TOTAL INVESTMENTS (COST $934,025,039) 100.3%........................................                       1,283,575,221
  OTHER ASSETS, LESS LIABILITIES (0.3)%...............................................                          (3,370,241)
                                                                                                            --------------
  NET ASSETS 100.0%...................................................................                      $1,280,204,980
                                                                                                            ==============

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


30 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                           SHARES           VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 93.9%
    COMMERCIAL SERVICES 2.7%
a,b Getty Images Inc. ................................................................           926,000      $ 75,607,900
a,b Laureate Education Inc. ..........................................................         1,528,600        79,640,060
  b Robert Half International Inc. ...................................................         2,229,500        81,443,635
                                                                                                              ------------
                                                                                                               236,691,595
                                                                                                              ------------
   COMMUNICATIONS 1.3%
  a NII Holdings Inc. ................................................................         2,239,340       110,757,756
                                                                                                              ------------
    CONSUMER DURABLES 3.8%
  a Activision Inc. ..................................................................         4,378,800        62,791,992
    Harman International Industries Inc. .............................................           988,600       108,746,000
a,b Hovnanian Enterprises Inc., A ....................................................           648,700        31,410,054
a,b NVR Inc. .........................................................................            80,800        64,175,400
    The Ryland Group Inc. ............................................................           805,800        58,307,688
                                                                                                              ------------
                                                                                                               325,431,134
                                                                                                              ------------
    CONSUMER NON-DURABLES 0.0%c
a,b Dean Foods Co. ...................................................................            55,300         2,097,529
                                                                                                              ------------
    Consumer Services 3.5%
    Hilton Hotels Corp. ..............................................................         2,034,800        50,727,564
    Orient-Express Hotels Ltd., A ....................................................         1,096,200        35,385,336
a,b P.F. Chang's China Bistro Inc. ...................................................           716,300        36,717,538
  b Station Casinos Inc. .............................................................         1,239,600        82,867,260
a,b Weight Watchers International Inc. ...............................................         1,059,500        49,838,880
a,b XM Satellite Radio Holdings Inc., A ..............................................         1,800,200        47,129,236
                                                                                                              ------------
                                                                                                               302,665,814
                                                                                                              ------------
    ELECTRONIC TECHNOLOGY 19.1%
  a Altera Corp. .....................................................................         4,630,100        89,407,231
  a Coherent Inc. ....................................................................         1,065,900        33,000,264
  b Empresa Brasileira de Aeronautica SA, ADR (Brazil) ...............................         3,096,900       125,888,985
a,b FLIR Systems Inc. ................................................................         2,369,100        56,147,670
a,b FormFactor Inc. ..................................................................         1,781,600        53,127,312
    Harris Corp. .....................................................................         2,816,800       130,784,024
a,b Integrated Device Technology Inc. ................................................         3,959,990        55,004,261
    Intersil Corp., A ................................................................         5,142,300       149,435,238
  a Lam Research Corp. ...............................................................         1,963,900        91,183,877
a,b Logitech International SA, ADR (Switzerland) .....................................           898,200        38,173,500
    Microchip Technology Inc. ........................................................         4,258,600       159,740,086
a,b Microsemi Corp. ..................................................................         2,577,800        78,468,232
  a Network Appliance Inc. ...........................................................         2,121,200        66,181,440
    Rockwell Collins Inc. ............................................................         2,443,600       114,653,712
a,b Silicon Laboratories Inc. ........................................................         1,079,300        53,133,939
a,b SiRF Technology Holdings Inc. ....................................................           722,500        24,341,025
  d Tektronix Inc. ...................................................................         4,865,900       143,544,050


                                        Quarterly Statements of Investments | 31

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                           SHARES        VALUE
-------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
  a Thermo Electron Corp. ............................................................         2,617,700   $   88,059,428
  a Trimble Navigation Ltd. ..........................................................         2,109,080       84,405,382
  a Varian Inc. ......................................................................           631,230       24,220,295
                                                                                                           --------------
                                                                                                            1,658,899,951
                                                                                                           --------------
    ENERGY MINERALS 6.7%
  b Chesapeake Energy Corp. ..........................................................         5,830,400      204,297,216
  b Murphy Oil Corp. .................................................................           975,300       55,592,100
  a Newfield Exploration Co. .........................................................         3,580,500      187,618,200
    Peabody Energy Corp. .............................................................         1,063,800      105,858,738
  a Southwestern Energy Co. ..........................................................           715,900       30,883,926
                                                                                                           --------------
                                                                                                              584,250,180
                                                                                                           --------------
    FINANCE 9.2%
  b BlackRock Inc., A ................................................................           527,100       69,998,880
    Boston Private Financial Holdings Inc. ...........................................           418,800       12,790,152
    Brown & Brown Inc. ...............................................................         1,863,600       53,541,228
    Calamos Asset Management Inc., A .................................................           738,700       25,662,438
  b CapitalSource Inc. ...............................................................         3,697,182       81,190,117
  b Chicago Mercantile Exchange Holdings Inc. ........................................           165,200       69,920,900
    City National Corp. ..............................................................           626,800       46,991,196
  b Commerce Bancorp Inc. ............................................................           899,400       30,075,936
    Cullen/Frost Bankers Inc. ........................................................           612,300       32,905,002
  b Doral Financial Corp. (Puerto Rico) ..............................................         3,709,100       40,317,917
  a E*TRADE Financial Corp. ..........................................................         5,231,100      124,447,869
    East West Bancorp Inc. ...........................................................           725,450       26,776,360
    Federated Investors Inc., B ......................................................         3,383,400      130,633,074
    TD Ameritrade Holding Corp. ......................................................         2,015,800       40,799,792
    UCBH Holdings Inc. ...............................................................           921,384       15,986,012
                                                                                                           --------------
                                                                                                              802,036,873
                                                                                                           --------------
    HEALTH SERVICES 7.0%
  a Community Health Systems Inc. ....................................................         2,938,800      106,942,932
  a Coventry Health Care Inc. ........................................................         1,836,900      109,424,133
  a Express Scripts Inc. .............................................................           949,800       86,707,242
a,b LifePoint Hospitals Inc. .........................................................         1,959,900       60,462,915
  a Lincare Holdings Inc. ............................................................           270,800       11,444,008
  b Omnicare Inc. ....................................................................         1,789,500       88,938,150
  b Pharmaceutical Product Development Inc. ..........................................         1,304,200       90,224,556
  a VCA Antech Inc. ..................................................................         1,974,100       54,623,347
                                                                                                           --------------
                                                                                                              608,767,283
                                                                                                           --------------
    HEALTH TECHNOLOGY 11.0%
  a Adolor Corp. .....................................................................            43,160          660,348
a,b American Medical Systems Holdings Inc. ...........................................         1,162,300       26,337,718
  a Angiotech Pharmaceuticals Inc. ...................................................         1,338,600       16,839,588
  b Biomet Inc. ......................................................................         1,161,400       43,912,534


32 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                           SHARES         VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    HEALTH TECHNOLOGY (CONT.)
    C.R. Bard Inc. ...................................................................         1,070,400    $   67,884,768
  a Charles River Laboratories International Inc. ....................................           436,600        20,140,358
a,b Cytyc Corp. ......................................................................         2,436,000        73,323,600
    DENTSPLY International Inc. ......................................................           391,800        21,039,660
a,b Digene Corp. .....................................................................           827,100        27,459,720
  a Endo Pharmaceuticals Holdings Inc. ...............................................         2,260,200        64,867,740
a,b Fisher Scientific International Inc. .............................................         1,856,100       124,117,407
a,b Inspire Pharmaceuticals Inc. .....................................................           993,200         4,946,136
a,b Invitrogen Corp. .................................................................           773,300        53,264,904
a,b Keryx Biopharmaceuticals Inc. ....................................................           646,200        10,358,586
  a Kinetic Concepts Inc. ............................................................           454,200        16,437,498
a,b The Medicines Co. ................................................................         1,248,700        24,037,475
a,b MGI Pharma Inc. ..................................................................           430,000         7,168,100
a,b Neurocrine Biosciences Inc. ......................................................           200,000        12,154,000
a,b Sepracor Inc. ....................................................................           374,900        21,335,559
a,b Stereotaxis Inc. .................................................................         1,463,200        18,846,016
a,b Telik Inc. .......................................................................         2,221,800        42,636,342
a,b Trimeris Inc. ....................................................................           321,600         4,039,296
a,b Varian Medical Systems Inc. ......................................................         2,189,800       131,847,858
  a Waters Corp. .....................................................................         2,508,900       105,248,355
a,b Wright Medical Group Inc. ........................................................           852,900        19,036,728
                                                                                                            --------------
                                                                                                               957,940,294
                                                                                                            --------------
    INDUSTRIAL SERVICES 4.2%
    GlobalSantaFe Corp. (Cayman Islands) .............................................         1,456,000        88,888,800
  a National-Oilwell Varco Inc. ......................................................         2,255,546       171,579,384
    Rowan Cos. Inc. ..................................................................         2,352,200       105,449,126
                                                                                                            --------------
                                                                                                               365,917,310
                                                                                                            --------------
    PROCESS INDUSTRIES 2.8%
    Ashland Inc. .....................................................................           364,200        24,008,064
    Bunge Ltd. .......................................................................         2,245,890       132,417,675
  b Cabot Corp. ......................................................................         1,242,100        48,715,162
a,b Headwaters Inc. ..................................................................           837,300        28,886,850
    Lyondell Chemical Co. ............................................................           233,400         5,603,934
a,b Rockwood Holdings Inc. ...........................................................           166,500         3,534,795
                                                                                                            --------------
                                                                                                               243,166,480
                                                                                                            --------------
    PRODUCER MANUFACTURING 5.9%
    BorgWarner Inc. ..................................................................         1,629,900        89,856,387
  b Gentex Corp. .....................................................................         6,308,400       105,350,280
    Kennametal Inc. ..................................................................         1,439,900        84,234,150
  a Mettler-Toledo International Inc. (Switzerland) ..................................         1,107,400        64,107,386
a,e Mirapoint Inc., 144A .............................................................           682,128                --
    Oshkosh Truck Corp. ..............................................................         1,666,800        82,189,908
    Pentair Inc. .....................................................................           340,000        13,056,000
  a Terex Corp. ......................................................................         1,049,200        73,968,600
                                                                                                            --------------
                                                                                                               512,762,711
                                                                                                            --------------


                                        Quarterly Statements of Investments | 33

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN SMALL-MID CAP GROWTH FUND                                                          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    RETAIL TRADE 4.5%
a,b Advance Auto Parts Inc. ..........................................................         1,467,750    $   63,949,867
  a Chico's FAS Inc. .................................................................         2,121,700        92,421,252
    Dollar General Corp. .............................................................         5,160,900        87,219,210
    Ross Stores Inc. .................................................................         1,449,400        41,307,900
  b Tuesday Morning Corp. ............................................................           471,670        10,037,138
  a Urban Outfitters Inc. ............................................................         1,315,700        35,931,767
    Whole Foods Market Inc. ..........................................................           500,800        36,994,096
a,b Zumiez Inc. ......................................................................           455,780        22,032,405
                                                                                                            --------------
                                                                                                               389,893,635
                                                                                                            --------------
    TECHNOLOGY SERVICES 8.6%
a,b Alliance Data Systems Corp. ......................................................         1,643,000        69,416,750
a,b Amdocs Ltd. ......................................................................         3,257,500       104,891,500
    Autodesk Inc. ....................................................................           629,500        25,551,405
a,b CNET Networks Inc. ...............................................................         3,262,000        48,995,240
  a Cognizant Technology Solutions Corp., A ..........................................         3,145,000       164,703,650
  b Fair Isaac Corp. .................................................................           386,000        17,107,520
  a FileNET Corp. ....................................................................           803,100        22,534,986
a,b Hewitt Associates Inc. ...........................................................         1,592,400        42,517,080
  a Hyperion Solutions Corp. .........................................................         2,177,000        74,910,570
a,b Kanbay International Inc. ........................................................           182,200         3,071,892
a,b Marchex Inc., B ..................................................................         1,052,200        25,589,504
a,b NAVTEQ ...........................................................................         1,078,100        48,417,471
  a NeuStar Inc., A ..................................................................            73,300         2,126,433
  a Nuance Communications Inc. .......................................................         1,038,499         8,868,782
a,b Salesforce.com Inc. ..............................................................           762,000        31,280,100
a,b VeriSign Inc. ....................................................................         2,480,500        58,911,875
                                                                                                            --------------
                                                                                                               748,894,758
                                                                                                            --------------
    TRANSPORTATION 3.6%
  b Expeditors International of Washington Inc. ......................................         1,962,700       144,336,958
    J.B. Hunt Transport Services Inc. ................................................         4,150,500        98,781,900
a,b JetBlue Airways Corp. ............................................................         5,495,880        71,666,275
                                                                                                            --------------
                                                                                                               314,785,133
                                                                                                            --------------
    TOTAL COMMON STOCKS (COST $6,008,135,543)...........................................                     8,164,958,436
                                                                                                            --------------
    PREFERRED STOCK (COST $561,391) 0.0%c
    PRODUCER MANUFACTURING 0.0%c
a,e Mirapoint Inc., pfd. .............................................................           301,660           561,389
                                                                                                            --------------
    CONVERTIBLE PREFERRED STOCKS 0.1%
    CONSUMER SERVICES 0.1%
a,e Foveon Inc., cvt. pfd., D, 144A ..................................................         1,792,573           201,665
a,e Foveon Inc., cvt. pfd., E, 144A ..................................................         2,597,593         2,635,024
                                                                                                            --------------
                                                                                                                 2,836,689
                                                                                                            --------------
    ELECTRONIC TECHNOLOGY 0.0%
a,e Anda Networks, cvt. pfd., D ......................................................           364,431                --
                                                                                                            --------------


34 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN SMALL-MID CAP GROWTH FUND                                                                    SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCKS (CONT.)
  TOTAL CONVERTIBLE PREFERRED STOCKS (COST $21,635,020) ........................................                      $    2,836,689
                                                                                                                      --------------
  TOTAL LONG TERM INVESTMENTS (COST $6,030,331,954) ............................................                       8,168,356,514
                                                                                                                      --------------
  SHORT TERM INVESTMENTS 13.8%
  MONEY FUND (COST $175,219,870) 2.0%
f Franklin Institutional Fiduciary Trust Money Market Portfolio ................................      175,219,870        175,219,870
                                                                                                                      --------------

                                                                                                      ---------
                                                                                                      PRINCIPAL
                                                                                                        AMOUNT
                                                                                                      ---------
g REPURCHASE AGREEMENTS 11.8%
  Joint Repurchase Agreement, 4.392%, 2/01/06 (Maturity Value $287,702,952) ....................     $287,667,857        287,667,857
    ABN AMRO Bank, N.V., New York Branch (Maturity Value $24,451,874)
    Banc of America Securities LLC (Maturity Value $24,451,874)
    Barclays Capital Inc. (Maturity Value $24,984,124)
    Bear, Stearns & Co. Inc. (Maturity Value $21,264,125)
    BNP Paribas Securities Corp. (Maturity Value $24,451,874)
    Credit Suisse Securities (USA) LLC (Maturity Value $21,264,125)
    Deutsche Bank Securities Inc. (Maturity Value $25,516,375)
    Greenwich Capital Markets Inc. (Maturity Value $24,451,874)
    Lehman Brothers Inc. (Maturity Value $23,511,085)
    Merrill Lynch Government Securities Inc. (Maturity Value $24,451,874)
    Morgan Stanley & Co. Inc. (Maturity Value $24,451,874)
    UBS Securities LLC (Maturity Value $24,451,874)
      Collateralized by U.S. Government Agency Securities, 1.75 - 7.25%, 2/15/06 - 8/15/10;
        h U.S. Government Agency Discount Notes, 3/10/06; and U.S. Treasury Notes,
          2.375 - 5.75%, 5/31/06 - 8/15/10
i Banc of America Securities LLC, 4.46%, 2/01/06 (Maturity Value $125,015,486)
   Collateralized by U.S. Goverment Agency Securities, 5.00%,
     7/01/35 - 2/01/36 .........................................................................      125,000,000        125,000,000
i Bear, Stearns & Co. Inc., 4.44%, 2/01/06 (Maturity Value $150,018,500)
   Collateralized by U.S. Government Agency Securities, 3.75 - 8.25%, 2/01/06 - 6/23/23;
     h U.S. Government Agency Discount Notes, 2/13/06 - 3/04/15 ................................      150,000,000        150,000,000
i Citigroup Global Markets Inc., 4.46%, 2/01/06 (Maturity Value $130,147,122)
   Collateralized by U.S. Government Agency Securities, 2.00 - 6.25%, 9/14/06 - 4/15/32;
     h U.S. Government Agency Discount Notes, 11/15/10 - 10/30/14 ..............................      130,131,000        130,131,000
i Merrill Lynch Government Securities Inc., 4.47%, 2/01/06 (Maturity Value $164,874,469)
   Collateralized by U.S. Government Agency Securities, 2.00 - 7.54%, 2/02/06 - 8/06/38;
     h U.S. Government Agency Discount Notes, 2/01/06 - 12/11/25 ...............................      164,854,000        164,854,000
i Morgan Stanley & Co. Inc., 4.46%, 2/01/06 (Maturity Value $170,021,061)
   Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%,
     9/01/33 - 10/01/35 ........................................................................      170,000,000        170,000,000
                                                                                                                      --------------
  TOTAL REPURCHASE AGREEMENTS (COST $1,027,652,857) ............................................                       1,027,652,857
                                                                                                                      --------------
  TOTAL SHORT TERM INVESTMENTS (COST $1,202,872,727) ...........................................                       1,202,872,727
                                                                                                                      --------------


                                        Quarterly Statements of Investments | 35

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
   FRANKLIN SMALL-MID CAP GROWTH FUND                                                                          VALUE
--------------------------------------------------------------------------------------------------------------------------
   TOTAL INVESTMENTS (COST $7,233,204,681) 107.8%.........................                                 $9,371,229,241
   OTHER ASSETS, LESS LIABILITIES (7.8)%..................................                                   (677,584,303)
                                                                                                           --------------
   NET ASSETS 100.0%......................................................                                 $8,693,644,938
                                                                                                           ==============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b A portion or all of the security is on loan as of January 31, 2006.

c Rounds to less than 0.05% of net assets.

d See Note 5 regarding holdings of 5% voting securities.

e See Note 3 regarding restricted and illiquid securities.

f The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

g Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2006, all repurchase agreements had been entered into on that date.

h A portion or all of the security is traded on a discount basis with no stated coupon rate.

i Investment from cash collateral received for loaned securities.


36 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY          SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS 96.0%
    COMMON STOCKS 0.0% a
    PRODUCER MANUFACTURING 0.0% a
b,c Cambridge Industries Liquidating Trust Interest ....................     United States       516,372     $       2,582
b,c VS Holdings Inc. ...................................................     United States        64,666                --
                                                                                                             -------------
    TOTAL COMMON STOCKS (COST $64,666) .................................                                             2,582
                                                                                                             -------------
    CONVERTIBLE PREFERRED STOCKS 0.9%
    FINANCE 0.2%
    Fannie Mae, 5.375%, cvt. pfd. ......................................     United States            29         2,798,449
                                                                                                             -------------
    HEALTH TECHNOLOGY 0.3%
    Schering-Plough Corp., 6.00%, cvt. pfd. ............................     United States        79,000         4,051,120
                                                                                                             -------------
    INDUSTRIAL SERVICES 0.2%
    Allied Waste Industries Inc., 6.25%, cvt. pfd., D ..................     United States        10,100         2,734,171
                                                                                                             -------------
    PROCESS INDUSTRIES 0.2%
    Huntsman Corp., 5.00%, cvt. pfd. ...................................     United States        63,800         2,958,725
                                                                                                             -------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (COST $12,925,141) ..............                                        12,542,465
                                                                                                             -------------

                                                                                          ------------------
                                                                                          PRINCIPAL AMOUNT f
                                                                                          ------------------

  d SENIOR FLOATING RATE INTERESTS 7.7%
    COMMUNICATIONS 0.7%
    Alaska Communications Systems Holdings Inc.,
     e Incremental Term Loan, 6.527%, 2/01/12 ..........................     United States       503,200           508,924
     e Term Loan, 6.527%, 2/01/12 ......................................     United States     5,211,800         5,271,084
    Hawaiian Telecom Communications Inc., Term Loan B, 6.78%,
       10/31/12 ........................................................     United States     4,559,000         4,603,168
                                                                                                             -------------
                                                                                                                10,383,176
                                                                                                             -------------
    CONSUMER DURABLES 0.6%
    Sealy Mattress Co., Term Loan D, 6.118 - 6.233%, 4/13/13 ...........     United States     3,775,986         3,822,007
    Stile Acquisition Corp. (Masonite), Canadian Term Loan,
       6.527 - 6.63%, 4/05/13 ..........................................        Canada         2,461,822         2,404,636
    Stile U.S. Acquisition Corp. (Masonite), U.S. Term Loan,
       6.206 - 6.527%, 4/05/13 .........................................     United States     2,466,016         2,408,733
                                                                                                             -------------
                                                                                                                 8,635,376
                                                                                                             -------------
    CONSUMER NON-DURABLES 1.0%
    Constellation Brands Inc., Term Loan B, 5.75 - 6.313%, 12/22/11 ....     United States     3,780,181         3,829,089
    Eastman Kodak Co., Term Loan B1, 6.61 - 6.851%, 10/18/12 ...........     United States     3,864,412         3,890,740
    Jarden Corp., Term Loan B2, 6.277%, 1/24/12 ........................     United States     4,785,948         4,808,682
    The William Carter Co., Term Loan B, 6.418 - 6.541%, 7/14/12 .......     United States     1,903,665         1,925,875
                                                                                                             -------------
                                                                                                                14,454,386
                                                                                                             -------------


                                        Quarterly Statements of Investments | 37

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                                    COUNTRY       PRINCIPAL AMOUNT f       VALUE
----------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  SENIOR FLOATING RATE INTERESTS (CONT.)
  CONSUMER SERVICES 1.8%
  Hertz Corp.,
     Credit Link, 4.50%, 12/21/12 .......................................        United States          484,444        $   491,876
     Term Loan B, 6.65%, 12/21/12 .......................................        United States        3,307,787          3,358,532
  Mission Broadcasting Inc., Term Loan B, 6.28%, 10/01/12 ...............        United States        2,004,135          2,011,470
  Nexstar Broadcasting Group Inc., Term Loan B, 6.28%, 10/01/12 .........        United States        2,040,109          2,047,576
  Penn National Gaming Inc., Term Loan B, 6.04 - 6.39%, 10/03/12 ........        United States        3,689,411          3,742,446
  R.H. Donnelley Inc.,
     Term Loan A3, 6.22 - 6.28%, 12/31/09 ...............................        United States          454,227            456,395
     Term Loan D, 6.20 - 6.31%, 6/30/11 .................................        United States        4,675,461          4,716,371
  Regal Cinemas Inc., Term Loan B, 6.527%, 11/10/10 .....................        United States        4,043,691          4,094,743
  UPC Financing Partnership, Term Loan H2, 7.28%, 9/30/12 ...............         Netherlands         4,630,000          4,686,634
                                                                                                                       -----------
                                                                                                                        25,606,043
                                                                                                                       -----------
  ENERGY MINERALS 0.3%
  Citgo Petroleum Corp., Term Loan B, 5.915%, 11/15/12 ..................        United States        4,167,000          4,211,275
                                                                                                                       -----------
  FINANCE 1.0%
  Ameritrade Holding Corp., Term Loan B, 6.04%, 1/13/13 .................        United States        3,860,000          3,884,607
  Fidelity National Information Services Inc., Term Loan B,
     6.187%, 3/09/13 ....................................................        United States        5,410,183          5,448,054
  Nasdaq Stock Market Inc., Term Loan B, 6.00 - 6.188%, 12/08/11 ........        United States        4,806,000          4,855,060
                                                                                                                       -----------
                                                                                                                        14,187,721
                                                                                                                       -----------
  HEALTH SERVICES 0.4%
  LIFEPOINT HOSPITALS INC., Term Loan C, 6.185%, 4/15/12 ................        United States        4,839,974          4,874,928
                                                                                                                       -----------
  INDUSTRIAL SERVICES 0.1%
  Epco Holdings Inc., Term Loan C, 6.603 - 6.852%, 8/18/10 ..............        United States        1,226,610          1,244,722
                                                                                                                       -----------
  PROCESS INDUSTRIES 0.3%
  Brenntag,
   e Aquisition Facility, 9.00%, 12/22/12 ...............................        United States          120,371            122,297
   e Term Loan B2, 9.00%, 12/22/13 ......................................        United States          492,629            500,511
  Hexion Specialty Chemicals Inc.,
     Tranche B-1, 7.125%, 5/31/12 .......................................        United States        1,341,572          1,357,000
     Tranche B-3 CL, 4.29%, 5/31/12 .....................................        United States          330,435            334,235
  Ineos U.S. Finance LLC,
   e Term Loan B2, 8.75%, 12/16/13 ......................................        United States          184,200            184,200
   e Term Loan C2, 9.25%, 12/16/14 ......................................        United States          184,200            184,200
  Resolution Europe BV (Hexion), Tranche B-2, 7.063%, 5/31/12 ...........         Netherlands         1,852,648          1,873,953
                                                                                                                       -----------
                                                                                                                         4,556,396
                                                                                                                       -----------
  REAL ESTATE DEVELOPMENT 0.3%
  Macerich Co., Term Loan B, 5.938%, 4/25/10 ............................        United States        3,363,000          3,387,523
                                                                                                                       -----------
  REAL ESTATE INVESTMENT TRUSTS 0.4%
  Capital Automotive REIT, Term Loan B, 6.31%, 12/10/10 .................        United States        5,105,000          5,126,058
  Lion Gables Realty LP, Term Loan B, 6.15 - 6.17%, 9/30/06 .............        United States          555,141            558,727
                                                                                                                       -----------
                                                                                                                         5,684,785
                                                                                                                       -----------


38 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                                 COUNTRY      PRINCIPAL AMOUNT f         VALUE
---------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  SENIOR FLOATING RATE INTERESTS (CONT.)
  RETAIL TRADE 0.3%
  The Jean Coutu Group (PJC) Inc., Term Loan B,
     6.813 - 6.938%, 7/30/11 ...........................................         Canada            2,341,978        $   2,372,555
  Neiman Marcus Group Inc., Term Loan, 6.947%, 4/06/13 .................     United States         1,234,177            1,249,188
                                                                                                                    -------------
                                                                                                                        3,621,743
                                                                                                                    -------------
  TECHNOLOGY SERVICES 0.3%
  Sungard Data Systems Inc., Term Loan, 6.81%, 2/11/13 .................     United States         4,268,550            4,319,239
                                                                                                                    -------------
  UTILITIES 0.2%
  NRG Energy Inc.,
   e Credit Link, 8.50%, 2/01/13 .......................................     United States           569,800              575,142
   e Term Loan B, 8.50%, 2/01/13 .......................................     United States         2,499,200            2,527,056
                                                                                                                    -------------
                                                                                                                        3,102,198
                                                                                                                    -------------
  TOTAL SENIOR FLOATING RATE INTERESTS
     (COST $107,950,584) ...............................................                                              108,269,511
                                                                                                                    -------------
  BONDS 38.2%
  COMMERCIAL SERVICES 1.7%
  Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12 ...........     United States         1,321,000            1,535,662
  Dex Media West LLC, senior sub. note, 9.875%, 8/15/13 ................     United States         4,000,000            4,435,000
  JohnsonDiversey Holdings Inc., senior disc. note,
     zero cpn. to 5/17/07, 10.67% thereafter, 5/15/13 ..................     United States         1,800,000            1,521,000
  JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12 ...........     United States         3,500,000            3,570,000
  Lamar Media Corp., senior sub. note, 7.25%, 1/01/13 ..................     United States         5,000,000            5,187,500
g Quebecor Media Inc., senior note, 144A, 7.75%, 3/15/16 ...............         Canada            1,600,000            1,640,000
g R.H. Donnelley Corp., senior note, 144A, 8.875%, 1/15/16 .............     United States         1,400,000            1,422,750
  R. R. Donnelley & Sons Co., 5.50%, 5/15/15 ...........................     United States         5,000,000            4,777,295
                                                                                                                    -------------
                                                                                                                       24,089,207
                                                                                                                    -------------
  COMMUNICATIONS 4.1%
  Dobson Cellular Systems Inc., senior secured note,
     9.875%, 11/01/12 ..................................................     United States         5,000,000            5,525,000
  Inmarsat Finance PLC, senior note,
     7.625%, 6/30/12 ...................................................     United Kingdom        2,587,000            2,674,311
     zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12 ...............     United Kingdom        1,500,000            1,258,125
g Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13 .............        Bermuda            6,000,000            6,015,000
  MCI Inc., senior note,
     7.688%, 5/01/09 ...................................................     United States         2,000,000            2,067,500
     8.735%, 5/01/14 ...................................................     United States         2,000,000            2,260,000
  Millicom International Cellular SA, senior note, 10.00%,
     12/01/13 ..........................................................       Luxembourg          5,500,000            6,077,500
  Nextel Communications Inc., senior note, D, 7.375%, 8/01/15 ..........     United States         4,500,000            4,759,358
  Qwest Communications International Inc., senior note, 7.50%,
     2/15/14 ...........................................................     United States         6,000,000            6,090,000
  Rogers Wireless Inc., senior secured note, 7.25%, 12/15/12 ...........         Canada            6,000,000            6,375,000
  Time Warner Telecom Holdings Inc., senior note, 9.25% 2/15/14 ........     United States         3,000,000            3,210,000


                                        Quarterly Statements of Investments | 39

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                              COUNTRY       PRINCIPAL AMOUNT f         VALUE
--------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  COMMUNICATIONS (CONT.)
  Verizon New York Inc.,
    7.375%, 4/01/32 ..................................................     United States         1,000,000         $   1,049,407
    B, senior deb., A, 6.875%, 4/01/12 ...............................     United States         5,500,000             5,771,909
g Wind Acquisition Fin SA, senior note, 144A, 10.75%, 12/01/15 .......         Italy             4,500,000             4,820,625
                                                                                                                   -------------
                                                                                                                      57,953,735
                                                                                                                   -------------
  CONSUMER DURABLES 1.7%
  D.R. Horton Inc., senior note, 8.50%, 4/15/12 ......................     United States         6,000,000             6,422,430
  General Motors Acceptance Corp.,
    7.25%, 3/02/11 ...................................................     United States         4,500,000             4,346,123
    6.875%, 8/28/12 ..................................................     United States         3,500,000             3,326,568
  General Motors Corp., senior deb., 8.25%, 7/15/23 ..................     United States         2,000,000             1,470,000
  Simmons Co., senior sub. note, 7.875%, 1/15/14 .....................     United States         4,000,000             3,780,000
  William Lyon Homes Inc., senior note, 7.625%, 12/15/12 .............     United States         4,500,000             4,027,500
                                                                                                                   -------------
                                                                                                                      23,372,621
                                                                                                                   -------------
  CONSUMER NON-DURABLES 1.1%
  Smithfield Foods Inc., senior note,
    7.00%, 8/01/11 ...................................................     United States         3,300,000             3,366,000
    7.75%, 5/15/13 ...................................................     United States         2,700,000             2,851,875
  Spectrum Brands Inc., senior sub. note, 7.375%, 2/01/15 ............     United States         6,000,000             4,965,000
  Tyson Foods Inc., senior note, 8.25%, 10/01/11 .....................     United States         4,000,000             4,418,388
                                                                                                                   -------------
                                                                                                                      15,601,263
                                                                                                                   -------------
  CONSUMER SERVICES 8.3%
h Adelphia Communications Corp., senior note, 10.875%, 10/01/10 ......     United States         4,000,000             2,690,000
  Advanstar Communications Inc., senior secured note,
    10.75%, 8/15/10 ..................................................     United States         3,500,000             3,845,625
  AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12 ..........     United States         5,000,000             4,775,000
  Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14 ................     United States         4,500,000             4,443,750
  Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12 ..........     United States         2,500,000             2,393,750
g CCH I Holdings LLC, senior note, 144A, 9.92%, 4/01/14 ..............     United States           750,000               386,250
g CCH I LLC, senior secured note, 144A, 11.00%, 10/01/15 .............     United States           750,000               620,625
  CCH II LLC, senior note, 10.25%, 9/15/10 ...........................     United States         5,500,000             5,438,125
  Clear Channel Communications Inc., senior note, 5.75%, 1/15/13 .....     United States         6,000,000             5,815,014
  Comcast Corp., 5.65%, 6/15/35 ......................................     United States         6,000,000             5,435,460
  CSC Holdings Inc., senior deb., 7.625%, 7/15/18 ....................     United States         3,500,000             3,360,000
  DIRECTV Holdings LLC, senior note,
    8.375%, 3/15/13 ..................................................     United States         2,585,000             2,785,338
    6.375%, 6/15/15 ..................................................     United States         2,000,000             1,970,000
  EchoStar DBS Corp., senior note, 6.375%, 10/01/11 ..................     United States         6,000,000             5,880,000
  Emmis Operating Co., senior sub. note, 6.875%, 5/15/12 .............     United States         5,000,000             4,900,000
  Harrah's Operating Co. Inc., senior note, 5.50%, 7/01/10 ...........     United States         6,000,000             6,003,156
g Hertz Corp., senior note, 144A, 8.875%, 1/01/14 ....................     United States         3,700,000             3,838,750
  Interactive Corp., 7.00%, 1/15/13 ..................................     United States         4,500,000             4,673,934
  Liberty Media Corp., senior note, 5.70%, 5/15/13 ...................     United States         6,000,000             5,645,604
g Lighthouse International Co. SA, senior note, 144A, 8.00%,
    4/30/14 ..........................................................         Italy             4,500,000 EUR         5,913,924


40 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                                 COUNTRY     PRINCIPAL AMOUNT f       VALUE
------------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  BONDS (CONT.)
  CONSUMER SERVICES (CONT.)
  LIN Television Corp., senior sub. note, 6.50%, 5/15/13 ...............      United States       5,500,000       $  5,225,000
  MGM MIRAGE, senior note, 6.625%, 7/15/15 .............................      United States       6,500,000          6,565,000
  News America Inc., 5.30%, 12/15/14 ...................................      United States       6,000,000          5,906,616
  Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13 .......      United States       5,000,000          5,350,000
  Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18 ............      United States       6,000,000          6,538,500
  Station Casinos Inc.,
     senior note, 6.00%, 4/01/12 .......................................      United States       1,200,000          1,206,000
     senior sub. note, 6.50%, 2/01/14 ..................................      United States       1,000,000          1,002,500
     senior sub. note, 6.875%, 3/01/16 .................................      United States       3,800,000          3,880,750
                                                                                                                  ------------
                                                                                                                   116,488,671
                                                                                                                  ------------
  ELECTRONIC TECHNOLOGY 1.7%
  DRS Technologies Inc., senior sub. note, 7.625%, 2/01/18 .............      United States       3,525,000          3,595,500
  Flextronics International Ltd., senior sub. note,
     6.50%, 5/15/13 ....................................................        Singapore           900,000            911,250
     6.25%, 11/15/14 ...................................................        Singapore         4,100,000          4,018,000
  L-3 Communications Corp., senior sub. note,...........................      United States       5,500,000          5,335,000
     5.875%, 1/15/1, 6.375%, 10/15/15 ..................................      United States         500,000            500,000
  Sanmina-SCI Corp.
   e 8.125%, 3/01/16 ...................................................      United States         700,000            711,375
     senior sub. note, 6.75%, 3/01/13 ..................................      United States       4,000,000          3,840,000
  Xerox Corp., senior note, 7.125%, 6/15/10 ............................      United States       4,000,000          4,180,000
                                                                                                                  ------------
                                                                                                                    23,091,125
                                                                                                                  ------------
  ENERGY MINERALS 2.0%
  Chesapeake Energy Corp., senior note, 6.25%, 1/15/18 .................      United States       6,000,000          5,955,000
  Kerr-McGee Corp., 6.95%, 7/01/24 .....................................      United States       4,500,000          4,774,567
g Massey Energy Co., senior note, 144A, 6.875%, 12/15/13 ...............      United States       2,500,000          2,534,375
  Peabody Energy Corp., senior note, B, 6.875%, 3/15/13 ................      United States       4,000,000          4,160,000
  Plains Exploration & Production Co., senior note, 7.125%, 6/15/14 ....      United States       5,500,000          5,802,500
g Pogo Producing Co., senior sub. note, 144A, 6.875%, 10/01/17 .........      United States       4,500,000          4,522,500
                                                                                                                  ------------
                                                                                                                    27,748,942
                                                                                                                  ------------
  FINANCE 0.7%
  JPMorgan Chase & Co., sub. note, 5.75%, 1/02/13 ......................      United States       5,000,000          5,139,445
  Lazard Group LLC, 7.125%, 5/15/15 ....................................      United States       4,000,000          4,197,856
                                                                                                                  ------------
                                                                                                                     9,337,301
                                                                                                                  ------------
  HEALTH SERVICES 2.4%
  DaVita Inc., senior sub. note, 7.25%, 3/15/15 ........................      United States       5,500,000          5,561,875
  Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08 .............         Germany          5,500,000          5,692,500
  HCA Inc., senior note, 8.75%, 9/01/10 ................................      United States       4,000,000          4,430,172
  Tenet Healthcare Corp., senior note, 6.375%, 12/01/11 ................      United States       5,500,000          4,963,750
  United Surgical Partners International Inc., senior sub. note,
     10.00%, 12/15/11 ..................................................      United States       3,000,000          3,232,500


                                        Quarterly Statements of Investments | 41

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------
    FRANKLIN STRATEGIC INCOME FUND                                                 COUNTRY   PRINCIPAL AMOUNT f      VALUE
-----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    BONDS (CONT.)
    HEALTH SERVICES (CONT.)
    Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%,
      10/01/14 ...........................................................     United States      4,500,000     $   4,770,000
    WellPoint Inc., 5.25%, 1/15/16 .......................................     United States      5,000,000         4,944,495
                                                                                                                -------------
                                                                                                                   33,595,292
                                                                                                                -------------
    INDUSTRIAL SERVICES 1.3%
    Allied Waste North America Inc., senior secured note,
      6.50%, 11/15/10 ....................................................     United States      2,900,000         2,892,750
      B, 5.75%, 2/15/11 ..................................................     United States      1,600,000         1,532,000
e,g Copano Energy LLC, senior note, 144A, 8.125%, 3/01/16 ................     United States      1,925,000         1,925,000
  g Grant Prideco Inc., senior note, 144A, 6.125%, 8/15/15 ...............     United States      4,000,000         4,050,000
    Hanover Equipment Trust 01, senior secured note, B, 8.75%,
      9/01/11 ............................................................     United States      4,000,000         4,235,000
  g Markwest Energy Partners LP, senior note, 144A, 6.875%,
      11/01/14 ...........................................................     United States      4,500,000         4,140,000
                                                                                                                -------------
                                                                                                                   18,774,750
                                                                                                                -------------
    NON-ENERGY MINERALS 0.7%
  g Glencore Funding LLC, 144A, 6.00%, 4/15/14 ...........................      Switzerland       4,000,000         3,801,056
  g Novelis Inc., senior note, 144A, 7.25%, 2/15/15 ......................         Canada         6,000,000         5,700,000
                                                                                                                -------------
                                                                                                                    9,501,056
                                                                                                                -------------
    PROCESS INDUSTRIES 4.1%
    Abitibi-Consolidated Co. of Canada, senior note, 8.375%, 4/01/15 .....         Canada         5,500,000         5,197,500
    BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14 ........     United States      6,000,000         6,690,000
    Bunge Ltd. Finance Corp., senior note, 5.10%, 7/15/15 ................     United States      5,000,000         4,779,070
  g Crown Americas Inc., senior note, 144A, 7.75%, 11/15/15 ..............     United States      6,000,000         6,255,000
    Graphic Packaging International Corp., senior note,
      8.50%, 8/15/11 .....................................................     United States      4,500,000         4,522,500
    JSG Funding PLC, senior sub. note, 7.75%, 4/01/15 ....................        Ireland         5,000,000         4,450,000
    Nalco Co., senior sub. note, 8.875%, 11/15/13 ........................     United States      6,000,000         6,300,000
  g Nell AF Sarl, senior note, 144A, 8.375%, 8/15/15 .....................        Germany         5,000,000         5,018,750
    Owens-Brockway Glass Container Inc., senior note, 6.75%,
      12/01/14 ...........................................................     United States      6,000,000         5,865,000
    Rhodia SA, senior note, 10.25%, 6/01/10 ..............................         France         3,605,000         4,010,562
  g RPM U.K. G.P., 144A, 6.70%, 11/01/15 .................................     United States      5,000,000         5,141,425
                                                                                                                -------------
                                                                                                                   58,229,807
                                                                                                                -------------
    Producer Manufacturing 2.4%
    Case New Holland Inc., senior note, 9.25%, 8/01/11 ...................     United States      6,000,000         6,450,000
    Commercial Vehicle Group Inc., senior note, 8.00%, 7/01/13 ...........     United States      4,500,000         4,567,500
    Fimep SA, senior note, 10.50%, 2/15/13 ...............................         France         4,500,000         5,197,500
  g Invensys PLC, senior note, 144A, 9.875%, 3/15/11 .....................     United Kingdom     4,500,000         4,635,000
    Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11 ..........     United States      1,500,000         1,361,250
    Nortek Inc., senior sub. note, 8.50%, 9/01/14 ........................     United States      5,000,000         4,887,500
    TRW Automotive Inc., senior note, 9.375%, 2/15/13 ....................     United States      5,500,000         6,008,750
                                                                                                                -------------
                                                                                                                   33,107,500
                                                                                                                -------------


42 | Quarterly Statements of Investments

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------------
      FRANKLIN STRATEGIC INCOME FUND                                             COUNTRY     PRINCIPAL AMOUNT f      VALUE
------------------------------------------------------------------------------------------------------------------------------
      LONG TERM INVESTMENTS (CONT.)
      BONDS (CONT.)
      REAL ESTATE DEVELOPMENT 0.7%
      EOP Operating LP, 4.75%, 3/15/14 ..................................     United States        5,000,000     $   4,714,615
      Forest City Enterprises Inc., senior note, 7.625%, 6/01/15 ........     United States        4,500,000         4,747,500
                                                                                                                 -------------
                                                                                                                     9,462,115
                                                                                                                 -------------
      REAL ESTATE INVESTMENT TRUSTS 0.4%
      Host Marriott LP, senior note,
        K, 7.125%, 11/01/13 .............................................     United States        4,000,000         4,135,000
        M, 7.00%, 8/15/12 ...............................................     United States        2,000,000         2,055,000
                                                                                                                 -------------
                                                                                                                     6,190,000
                                                                                                                 -------------
      RETAIL TRADE 0.7%
    g GSC Holdings Corp., senior note, 144A, 8.00%, 10/01/12 ............     United States        5,000,000         4,881,250
      Rite Aid Corp., senior note, 9.25%, 6/01/13 .......................     United States        5,000,000         4,700,000
                                                                                                                 -------------
                                                                                                                     9,581,250
                                                                                                                 -------------
      TECHNOLOGY SERVICES 0.7%
    g SunGard Data Systems Inc.,
        senior note, 144A, 9.125%, 8/15/13 ..............................     United States        3,000,000         3,135,000
        senior sub. note, 144A, 10.25%, 8/15/15 .........................     United States        2,500,000         2,525,000
      UGS Corp., senior sub. note, 10.00%, 6/01/12 ......................     United States        4,000,000         4,420,000
                                                                                                                 -------------
                                                                                                                    10,080,000
                                                                                                                 -------------
      UTILITIES 3.5%
    g Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12 .............     United States        4,000,000         4,460,000
      Aquila Inc., senior note, 9.95%, 2/01/11 ..........................     United States        4,000,000         4,440,000
g,h,i Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10 ..........     United States        4,000,000         3,595,000
    g Dynegy Holdings Inc., senior secured note, 144A,
        10.125%, 7/15/13 ................................................     United States        5,000,000         5,668,750
      El Paso Corp., senior note, 7.875%, 6/15/12 .......................     United States        3,500,000         3,718,750
      El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10 ..........     United States        4,500,000         4,761,725
      Midwest Generation LLC, senior secured note, 8.75%, 5/01/34 .......     United States        4,000,000         4,400,000
    g Mirant North America LLC, senior note, 144A, 7.375%, 12/31/13 .....     United States        2,200,000         2,249,500
    e NRG Energy Inc., senior note, 7.375%, 2/01/16 .....................     United States        4,400,000         4,499,000
    g Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14 ..............     United States        5,500,000         5,981,250
      TXU Corp., senior note, 5.55%, 11/15/14 ...........................     United States        6,000,000         5,664,252
                                                                                                                 -------------
                                                                                                                    49,438,227
                                                                                                                 -------------
      TOTAL BONDS (COST $530,131,174) ...................................                                          535,642,862
                                                                                                                 -------------
      CONVERTIBLE BONDS 0.4%
      ELECTRONIC TECHNOLOGY 0.4%
      Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08 ..............     United States        2,000,000         1,990,000
      Liberty Media Corp. into Motorola, cvt., senior deb.,
        3.50%, 1/15/31 ..................................................     United States        3,000,000         3,120,000
                                                                                                                 -------------
      TOTAL CONVERTIBLE BONDS (COST $4,547,051) .........................                                            5,110,000
                                                                                                                 -------------

                                        Quarterly Statements of Investments | 43

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------------
   FRANKLIN STRATEGIC INCOME FUND                                                 COUNTRY        PRINCIPAL AMOUNT f     VALUE
--------------------------------------------------------------------------------------------------------------------------------
   LONG TERM INVESTMENTS (CONT.)
   ASSET-BACKED SECURITIES AND COMMERCIAL MORTGAGE-BACKED SECURITIES 2.3%
   FINANCE 2.3%
   Countrywide Asset-Backed Certificates,
     2004-7, AF4, 4.774%, 8/25/32 ........................................     United States           725,000     $     720,057
     2005-11, AF4, 5.21%, 3/25/34 ........................................     United States         2,800,000         2,744,760
     2005-12, 2A5, 5.245%, 2/25/36 .......................................     United States         5,000,000         4,879,565
   GE Capital Commercial Mortgage Corp., 2003-CI, A4,
     4.819%, 1/10/38 .....................................................     United States         1,827,831         1,785,549
   JPMorgan Chase Commercial Mortgage Sec Corp.,
     2004-CB9, A4, 5.38%, 6/12/41 ........................................     United States         8,871,306         9,019,545
     2004-LN2, A2, 5.115%, 7/15/41 .......................................     United States           807,292           797,866
 g Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24 ..............     United States           183,391           182,779
 g Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A,
     5.50%, 4/15/11 ......................................................     United States           230,426           229,398
   Morgan Stanley Capital I, 2004-IQ7, A4, 5.43%, 6/15/38 ................     United States         7,000,000         7,091,584
   Popular ABS Mortgage Pass-Through Trust, 2005-3, AF6,
     4.759%, 7/25/35 .....................................................     United States         1,500,000         1,450,266
   Residential Asset Securities Corp., 2004-KS1, AI4,
     4.213%, 4/25/32 .....................................................     United States           750,000           740,573
   Residential Funding Mortgage Securities II, 2005-HI1, A4,
     4.70%, 8/25/34 ......................................................     United States         1,400,000         1,366,161
   Wells Fargo Home Equity Trust, 2004-2, AI5, 4.89%, 11/25/28 ...........     United States         1,730,000         1,714,134
                                                                                                                   -------------
   TOTAL ASSET-BACKED SECURITIES AND COMMERCIAL
     MORTGAGE-BACKED SECURITIES (COST $33,569,579) .......................                                            32,722,237
                                                                                                                   -------------

   MORTGAGE-BACKED SECURITIES 11.0%
 d FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) ADJUSTABLE RATE 0.1%
   FHLMC, 4.69%, 1/01/33 .................................................     United States           873,346           871,110
                                                                                                                   -------------

   FEDERAL HOME LOAN MORTGAGE CORP. (FHLMC) FIXED RATE 3.6%
   FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19 .........................     United States         8,682,451         8,446,131
   FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19 .........................     United States         9,475,260         9,371,379
   FHLMC Gold 15 Year, 5.50%, 7/01/17 - 2/01/19 ..........................     United States         1,698,539         1,709,394
   FHLMC Gold 15 Year, 6.50%, 4/01/11 ....................................     United States             1,580             1,621
   FHLMC Gold 15 Year, 7.00%, 1/01/09 - 9/01/11 ..........................     United States             2,879             2,963
   FHLMC Gold 30 Year, 5.00%, 3/01/34 - 8/01/35 ..........................     United States        13,012,308        12,585,211
   FHLMC Gold 30 Year, 5.50%, 6/01/33 - 10/01/35 .........................     United States        10,258,645        10,165,188
   FHLMC Gold 30 Year, 6.00%, 6/01/33 - 7/01/35 ..........................     United States         6,761,056         6,835,898
   FHLMC Gold 30 Year, 6.50%, 10/01/21 - 5/01/31 .........................     United States           624,693           643,236
   FHLMC Gold 30 Year, 7.00%, 9/01/21 - 8/01/32 ..........................     United States           398,574           414,098
   FHLMC Gold 30 Year, 7.50%, 4/01/24 - 1/01/31 ..........................     United States            76,127            79,874
   FHLMC Gold 30 Year, 8.00%, 11/01/25 - 1/01/26 .........................     United States             2,143             2,292
   FHLMC Gold 30 Year, 9.00%, 12/01/24 ...................................     United States               704               774
                                                                                                                   -------------
                                                                                                                      50,258,059
                                                                                                                   -------------
 d FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) ADJUSTABLE RATE 0.2%
   FNMA, 4.495%, 4/01/20 .................................................     United States           598,008           587,081
   FNMA, 4.631%, 12/01/34 ................................................     United States         3,224,510         3,174,812
                                                                                                                   -------------
                                                                                                                       3,761,893
                                                                                                                   -------------


44 | Quarterly Statements of Investments

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                                COUNTRY     PRINCIPAL AMOUNT f     VALUE
----------------------------------------------------------------------------------------------------------------------------
  MORTGAGE-BACKED SECURITIES (CONT.)
  FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) FIXED RATE 5.9%
  FNMA 15 Year, 4.50%, 3/01/20 ........................................      United States       2,009,515      $  1,952,085
  FNMA 15 Year, 5.00%, 1/01/18 - 6/01/18 ..............................      United States       2,971,040         2,942,039
  FNMA 15 Year, 5.50%, 3/01/14 - 6/01/14 ..............................      United States         497,180           501,368
  FNMA 15 Year, 6.00%, 4/01/13 - 10/01/16 .............................      United States         425,456           434,976
  FNMA 15 Year, 6.50%, 2/01/09 - 6/01/13 ..............................      United States          47,762            49,079
  FNMA 15 Year, 7.50%, 10/01/07 - 10/01/14 ............................      United States          38,738            40,607
  FNMA 30 Year, 5.00%, 4/01/34 - 10/01/35 .............................      United States       3,290,308         3,185,692
  FNMA 30 Year, 5.50%, 2/15/33 - 1/01/36 ..............................      United States      44,165,675        43,731,700
e FNMA 30 Year, 6.00%, 6/01/34 - 1/01/36 ..............................      United States      26,282,496        26,554,458
  FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32 ..............................      United States       2,315,062         2,380,428
  FNMA 30 Year, 7.00%, 1/01/26 - 7/01/32 ..............................      United States         495,239           515,662
  FNMA 30 Year, 7.50%, 10/01/26 - 10/01/29 ............................      United States          67,420            70,694
  FNMA 30 Year, 8.00%, 1/01/25 - 1/01/27 ..............................      United States          33,163            35,427
  FNMA 30 Year, 8.50%, 7/01/25 ........................................      United States           1,914             2,079
  FNMA 30 Year, 9.00%, 5/01/25 ........................................      United States           1,712             1,880
                                                                                                                ------------
                                                                                                                  82,398,174
                                                                                                                ------------

  GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) FIXED RATE 1.2%
  GNMA I SF 15 Year, 7.00%, 7/15/08 ...................................      United States          93,021            95,033
e GNMA I SF 30 Year, 5.00%, 6/15/34 - 7/15/34 .........................      United States       2,060,417         2,031,718
  GNMA I SF 30 Year, 5.50%, 2/15/33 - 9/15/34 .........................      United States       5,866,245         5,898,711
  GNMA I SF 30 Year, 6.00%, 1/15/33 ...................................      United States         555,549           570,345
  GNMA I SF 30 Year, 6.50%, 3/15/24 - 3/15/32 .........................      United States         585,715           613,382
  GNMA I SF 30 Year, 7.00%, 11/15/27 - 5/15/28 ........................      United States          59,615            62,739
  GNMA I SF 30 Year, 7.50%, 9/15/23 - 5/15/27 .........................      United States          37,068            39,115
  GNMA I SF 30 Year, 8.00%, 2/15/25 - 9/15/27 .........................      United States          31,547            33,844
  GNMA I SF 30 Year, 8.50%, 8/15/24 ...................................      United States             343               374
  GNMA I SF 30 Year, 9.00%, 1/15/25 ...................................      United States             960             1,053
  GNMA I SF 30 Year, 9.50%, 6/15/25 ...................................      United States             756               842
  GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33 .......................      United States       2,795,645         2,744,418
  GNMA II SF 30 Year, 5.50%, 6/20/34 ..................................      United States       1,541,929         1,544,505
  GNMA II SF 30 Year, 6.00%, 11/20/34 .................................      United States       1,482,306         1,514,776
  GNMA II SF 30 Year, 6.50%, 7/20/28 - 12/20/31 .......................      United States         714,332           742,294
  GNMA II SF 30 Year, 7.00%, 1/20/33 ..................................      United States         753,041           786,515
  GNMA II SF 30 Year, 7.50%, 8/20/16 - 4/20/32 ........................      United States         385,878           403,633
                                                                                                                ------------
                                                                                                                  17,083,297
                                                                                                                ------------
  TOTAL MORTGAGE-BACKED SECURITIES (COST $156,355,996) ................                                          154,372,533
                                                                                                                ------------
  U.S. GOVERNMENT AND AGENCY SECURITIES 7.9%
  GOVERNMENT BOND 7.9%
  FHLMC,
    4.375%, 7/17/15 ...................................................      United States       4,300,000         4,142,487
    4.875%, 11/15/13 ..................................................      United States         500,000           500,675
    6.00%, 6/15/11 ....................................................      United States       4,900,000         5,173,787


                                        Quarterly Statements of Investments | 45

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                       COUNTRY         PRINCIPAL AMOUNT f           VALUE
----------------------------------------------------------------------------------------------------------------------------
    LONG TERM INVESTMENTS (CONT.)
    U.S. GOVERNMENT AND AGENCY SECURITIES (CONT.)
    GOVERNMENT BOND (CONT.)
    FNMA,
      3.00%, 8/17/07 ............................................    United States          2,500,000         $    2,434,283
      3.25%, 1/15/08 ............................................    United States          2,100,000              2,041,817
      4.25%, 5/15/09 ............................................    United States            400,000                393,807
      4.375%, 3/15/13 ...........................................    United States          2,600,000              2,528,531
      4.375%, 10/15/15 ..........................................    United States          1,900,000              1,826,379
      5.00%, 4/15/15 ............................................    United States            600,000                607,238
      5.25%, 1/15/09 ............................................    United States          7,100,000              7,197,455
      5.375%, 11/15/11 ..........................................    United States          1,700,000              1,747,338
      5.50%, 3/15/11 ............................................    United States            300,000                309,560
      6.625%, 11/15/10 ..........................................    United States          1,850,000              1,994,328
    U.S. Treasury Bond,
      4.875%, 2/15/12 ...........................................    United States          4,000,000              4,074,532
      6.88%, 8/15/25 ............................................    United States          9,450,000             11,993,751
      7.50%, 11/15/16 ...........................................    United States          7,600,000              9,440,925
    U.S. Treasury Note,
      2.375%, 8/15/06 ...........................................    United States          2,000,000              1,977,344
      3.00%, 12/31/06 ...........................................    United States          2,000,000              1,971,876
      3.00%, 11/15/07 ...........................................    United States          5,500,000              5,358,204
      3.00%, 2/15/08 ............................................    United States          3,500,000              3,398,283
      3.125%, 5/15/07 ...........................................    United States          4,500,000              4,420,548
      3.375%, 10/15/09 ..........................................    United States            500,000                481,133
      3.50%, 12/15/09 ...........................................    United States          4,500,000              4,342,680
      4.00%, 9/30/07 ............................................    United States          6,100,000              6,047,821
      4.00%, 4/15/10 ............................................    United States          1,100,000              1,078,903
      4.00%, 11/15/12 ...........................................    United States          1,850,000              1,793,851
      4.125%, 8/15/10 ...........................................    United States          2,900,000              2,855,708
      4.25%, 8/15/13 ............................................    United States          5,700,000              5,596,693
      4.25%, 11/15/13 ...........................................    United States          7,000,000              6,867,112
      4.25%, 11/15/14 ...........................................    United States            700,000                684,989
      4.375%, 8/15/12 ...........................................    United States          2,600,000              2,578,165
      5.00%, 8/15/11 ............................................    United States          2,100,000              2,151,763
      5.625%, 5/15/08 ...........................................    United States          3,000,000              3,072,423
                                                                                                              --------------
      TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
     (COST $113,185,587)                                                                                         111,084,389
                                                                                                              --------------
    FOREIGN GOVERNMENT AND AGENCY SECURITIES 27.6%
d,j Government of Argentina, FRN, 4.005%, 8/03/12 ...............     Argentina           38,678,000              30,865,044
    Government of Austria,
      4.00%, 7/15/09 ............................................       Austria               520,000 EUR            649,792
      4.65%, 1/15/18 ............................................       Austria             1,500,000 EUR          2,014,426
      5.00%, 7/15/12 ............................................       Austria               190,000 EUR            253,394
      9.00%, 9/15/06 ............................................       Austria           395,000,000 ISK          6,301,010
    Government of Brazil,
      8.00%, 1/15/18 ............................................       Brazil              4,900,000              5,365,500
    d FRN, 5.25%, 4/15/12 .......................................       Brazil              6,958,952              6,943,747
    d RG, FRN, 5.25%, 4/15/12 ...................................       Brazil              4,718,322              4,709,358


46 | Quarterly Statements of Investments

Franklin Strategic Series

----------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY         PRINCIPAL AMOUNT f          VALUE
----------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
  Government of Canada,
    3.00%, 6/01/06 ............................................       Canada             11,580,000 CAD      $  10,150,170
    3.25%, 12/01/06 ...........................................       Canada             26,830,000 CAD         23,451,215
    5.25%, 6/01/12 ............................................       Canada                250,000 CAD            233,323
    6.00%, 6/01/11 ............................................       Canada                593,000 CAD            568,815
  Government of Finland,
    5.00%, 7/04/07 ............................................       Finland               830,000 EUR          1,038,872
    5.75%, 2/23/11 ............................................       Finland               150,000 EUR            203,446
  Government of France, 4.00%, 4/25/13 ........................       France              2,000,000 EUR          2,529,116
  Government of Germany,
    3.75%, 1/04/09 ............................................       Germany             1,380,000 EUR          1,708,771
    4.50%, 7/04/09 ............................................       Germany               999,000 EUR          1,267,479
  Government of Indonesia,
    10.00%, 7/15/17 ...........................................      Indonesia       10,200,000,000 IDR            881,750
    11.00%, 10/15/14 ..........................................      Indonesia        4,500,000,000 IDR            431,030
    13.15%, 3/15/10 ...........................................      Indonesia       33,725,000,000 IDR          3,673,344
    13.15%, 1/15/12 ...........................................      Indonesia       17,300,000,000 IDR          1,878,508
    14.00%, 6/15/09 ...........................................      Indonesia       23,150,000,000 IDR          2,575,037
    14.25%, 6/15/13 ...........................................      Indonesia       63,035,000,000 IDR          7,178,993
    14.275%, 12/15/13 .........................................      Indonesia       28,415,000,000 IDR          3,256,203
  Government of Korea,
    3.75%, 9/10/07 ............................................     South Korea       7,990,000,000 KRW          8,180,462
    4.00%, 6/10/10 ............................................     South Korea      11,600,000,000 KRW         11,578,066
    4.50%, 9/09/08 ............................................     South Korea       2,675,000,000 KRW          2,758,867
    4.75%, 3/12/08 ............................................     South Korea      15,130,000,000 KRW         15,713,467
    6.90%, 1/16/07 ............................................     South Korea       1,000,000,000 KRW          1,064,119
  Government of Malaysia,
    4.032%, 9/15/09 ...........................................      Malaysia            14,100,000 MYR          3,816,733
    4.305%, 2/27/09 ...........................................      Malaysia            53,510,000 MYR         14,574,181
  Government of Mexico,
    8.375%, 1/14/11 ...........................................       Mexico              3,720,000              4,227,780
   dFRN, 5.28%, 1/13/09 .......................................       Mexico              2,230,000              2,267,464
  Government of the Netherlands,
    3.75%, 7/15/09 ............................................     Netherlands             170,000 EUR            210,862
    4.25%, 7/15/13 ............................................     Netherlands             150,000 EUR            192,518
    5.00%, 7/15/12 ............................................     Netherlands             220,000 EUR            292,842
    5.75%, 2/15/07 ............................................     Netherlands             210,000 EUR            262,815
  Government of New Zealand, 6.50%, 4/15/13 ...................     New Zealand           7,590,000 NZD          5,416,272
  Government of Norway, 6.75%, 1/15/07 ........................       Norway            143,600,000 NOK         22,386,194
  Government of Peru,
    7.84%, 8/12/20 ............................................        Peru               1,130,000 PEN            336,830
    Series 7, 8.60%, 8/12/17 ..................................        Peru              28,805,000 PEN          9,175,087
  Government of the Philippines,
    8.875%, 3/17/15 ...........................................     Philippines           6,400,000              7,113,280
    9.00%, 2/15/13 ............................................     Philippines          10,430,000             11,668,563
    9.875%, 3/16/10 ...........................................     Philippines           1,500,000              1,701,750


                                        Quarterly Statements of Investments | 47

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                     COUNTRY         PRINCIPAL AMOUNT f         VALUE
-------------------------------------------------------------------------------------------------------------------------
  LONG TERM INVESTMENTS (CONT.)
  FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
  Government of Poland,
       5.75%, 9/23/22 ........................................         Poland           14,000,000 PLN     $    4,765,167
       6.00%, 5/24/09 ........................................         Poland           44,600,000 PLN         14,747,665
       6.25%, 10/24/15 .......................................         Poland           17,100,000 PLN          5,942,253
       8.50%, 11/12/06 .......................................         Poland            8,500,000 PLN          2,782,304
       8.50%, 5/12/07 ........................................         Poland            7,900,000 PLN          2,635,737
k Government of Russia, Reg S, 5.00% to 3/31/07,
       7.50% thereafter, 3/31/30 .............................         Russia            5,838,000              6,537,632
  Government of Singapore,
       1.75%, 2/01/07 ........................................        Singapore          8,300,000 SGD          5,071,057
       4.00%, 3/01/07 ........................................        Singapore         24,900,000 SGD         15,599,140
  Government of Slovakia,
       4.80%, 4/14/09 ........................................     Slovak Republic      63,500,000 SKK          2,149,159
       4.90%, 2/11/14 ........................................     Slovak Republic      12,900,000 SKK            455,059
       5.30%, 5/12/19 ........................................     Slovak Republic      91,900,000 SKK          3,426,016
       7.50%, 3/13/12 ........................................     Slovak Republic      96,000,000 SKK          3,787,960
     l Strip, 1/14/07 ........................................     Slovak Republic     301,600,000 SKK          9,519,818
  Government of Spain,
       5.00%, 7/30/12 ........................................          Spain            1,670,000 EUR          2,223,749
       5.15%, 7/30/09 ........................................          Spain              590,000 EUR            764,191
  Government of Sweden,
       3.50%, 4/20/06 ........................................         Sweden           35,000,000 SEK          4,625,033
       5.00%, 1/28/09 ........................................         Sweden           45,000,000 SEK          6,256,979
       5.50%, 10/08/12 .......................................         Sweden           24,960,000 SEK          3,704,558
       8.00%, 8/15/07 ........................................         Sweden           55,300,000 SEK          7,866,815
     l Strip, 9/20/06 ........................................         Sweden           11,125,000 SEK          1,443,323
  Government of Thailand,
       4.125%, 2/12/08 .......................................        Thailand          51,000,000 THB          1,290,974
       8.00%, 12/08/06 .......................................        Thailand         244,700,000 THB          6,498,891
       8.50%, 12/08/08 .......................................        Thailand          41,000,000 THB          1,156,624
  Government of Ukraine,
       FRN, 7.34%, 8/05/09 ...................................         Ukraine           3,300,000              3,523,080
   d,g 144A, FRN, 7.34%, 8/05/09 .............................         Ukraine           2,250,000              2,403,563
d Government of Venezuela, FRN, 5.61%, 4/20/11 ...............        Venezuela          6,780,000              6,718,641
  Inter-American Development Bank, 9.00%, 1/04/07 ............         Iceland         453,000,000 ISK          7,266,875
  New South Wales Treasury Corp.,
       6.00%, 5/01/12 ........................................        Australia            640,000 AUD            496,424
       6.50%, 5/01/06 ........................................        Australia          1,250,000 AUD            949,915
       8.00%, 3/01/08 ........................................        Australia          4,910,000 AUD          3,904,994
  Queensland Treasury Corp., 6.00%,
       7/14/09 ...............................................        Australia          3,120,000 AUD          2,410,631
       8/14/13 ...............................................        Australia          3,530,000 AUD          2,758,204
       10/14/15 ..............................................        Australia          3,665,000 AUD          2,858,533
                                                                                                           --------------
  TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES
   (COST $365,632,478) .......................................                                                387,607,459
                                                                                                           --------------
  TOTAL LONG TERM INVESTMENTS (COST $1,324,362,256) ..........                                              1,347,354,038
                                                                                                           --------------


48 | Quarterly Statements of Investments

Franklin Strategic Series

-------------------------------------------------------------------------------------------------------------------------
  FRANKLIN STRATEGIC INCOME FUND                                      COUNTRY       PRINCIPAL AMOUNTf          VALUE
-------------------------------------------------------------------------------------------------------------------------
  SHORT TERM INVESTMENTS 4.1%
  FOREIGN GOVERNMENT SECURITIES 2.3%
l Canada Treasury Bill, 11/30/06 ..............................        Canada           4,300,000 CAD     $     3,654,293
l Egypt Treasury Bill, 5/30/06 ................................         Egypt          20,500,000 EGP           3,480,215
l Egypt Treasury Bill, 6/20/06 ................................         Egypt          19,500,000 EGP           3,295,752
l Egypt Treasury Bill, 11/21/06 ...............................         Egypt          20,500,000 EGP           3,340,339
l Norway Treasury Bill, 12/20/06 ..............................        Norway          13,425,000 NOK           1,972,166
l Thailand Treasury Bill, 5/18/06 .............................       Thailand         70,100,000 THB           1,783,337
l Thailand Treasury Bill, 6/01/06 .............................       Thailand         85,000,000 THB           2,163,742
l Thailand Treasury Bill, 7/27/06 .............................       Thailand         20,100,000 THB             505,688
l Thailand Treasury Bill, 9/07/06 .............................       Thailand         19,600,000 THB             491,016
l Thailand Treasury Bill, 10/05/06 ............................       Thailand        177,000,000 THB           4,436,253
l Thailand Treasury Bill, 10/12/06 ............................       Thailand        295,000,000 THB           7,361,170
                                                                                                          ---------------
                                                                                                               32,483,971
                                                                                                          ---------------
  TOTAL FOREIGN GOVERNMENT SECURITIES (COST $31,554,048)
  TOTAL INVESTMENTS BEFORE MONEY FUND
   (COST $1,355,916,304) ......................................                                             1,379,838,009
                                                                                                          ---------------
  MONEY FUND (COST $25,016,770) 1.8%
m Franklin Institutional Fiduciary Trust Money Market Portfolio     United States      25,016,770              25,016,770
                                                                                                          ---------------
  TOTAL INVESTMENTS (COST $1,380,933,074) 100.1% ..............                                             1,404,854,779
  NET UNREALIZED GAIN ON
   FORWARD EXCHANGE CONTRACTS 0.0% a ..........................                                                   208,791
  OTHER ASSETS, LESS LIABILITIES (0.1)% .......................                                                (2,134,792)
                                                                                                          ---------------
  NET ASSETS 100.0% ...........................................                                           $ 1,402,928,778
                                                                                                          ===============

See Selected Portfolio Abbreviations on page 59.


                                        Quarterly Statements of Investments | 49

Franklin Strategic Series

SELECTED CURRENCY ABBREVIATIONS

AUD - Australian Dollar
CAD - Canadian Dollar
EGP - Egyptian Pound
EUR - Euro
IDR - Indonesian Rupiah
ISK - Iceland Krona
KRW - South Korean Won
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PLN - Polish Zloty
SEK - Swedish Krona
SGD - Singapore Dollar
SKK - Slovak Koruna
THB - Thai Baht

a Rounds to less than 0.05% of net assets.

b Non-income producing.

c See Note 3 regarding restricted and illiquid securities.

d The coupon rate shown represents the rate at period end.

e Security purchased on a delayed delivery, when issued or to-be-announced basis.

f The principal amount is stated in U.S. dollars unless otherwise indicated.

g Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $107,692,520, representing 7.68% of net assets.

h Defaulted security.

i See Note 6 regarding other considerations.

j The principal amount is stated in original face, and scheduled paydowns are reflected in the market price on ex-date.

k Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2006, the aggregate value of these securities was $6,537,632, representing 0.47% of net assets.

l A portion or all of the security is traded on a discount basis with no stated coupon rate.

m The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

50 | See Notes to Statements of Investments.
   |  Quarterly Statements of Investments

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                        COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 96.9%
  ADVERTISING/MARKETING SERVICES 1.5%
a Getty Images Inc. .......................................................    United States         9,400    $    767,510
                                                                                                              ------------
  AEROSPACE & DEFENSE 1.6%
a FLIR Systems Inc. .......................................................    United States        34,300         812,910
                                                                                                              ------------
  BIOTECHNOLOGY 1.8%
a Affymetrix Inc. .........................................................    United States        10,500         400,890
a Celgene Corp. ...........................................................    United States         7,400         526,510
                                                                                                              ------------
                                                                                                                   927,400
                                                                                                              ------------
  BROADCASTING 0.7%
a XM Satellite Radio Holdings Inc., A .....................................    United States        14,100         369,138
                                                                                                              ------------
  COMPUTER COMMUNICATIONS 4.8%
a Cisco Systems Inc. ......................................................    United States        27,900         518,103
a F5 Networks Inc. ........................................................    United States        13,400         866,980
a Ixia ....................................................................    United States        49,100         618,660
a Juniper Networks Inc. ...................................................    United States        28,000         507,640
                                                                                                              ------------
                                                                                                                 2,511,383
                                                                                                              ------------
  COMPUTER PERIPHERALS 4.2%
a EMC Corp. ...............................................................    United States       102,400       1,372,160
a Network Appliance Inc. ..................................................    United States        26,300         820,560
                                                                                                              ------------
                                                                                                                 2,192,720
                                                                                                              ------------
  COMPUTER PROCESSING HARDWARE 3.0%
a Apple Computer Inc. .....................................................    United States        20,500       1,547,955
                                                                                                              ------------
  Data Processing Services 3.6%
  Global Payments Inc. ....................................................    United States        11,900         606,067
a Heartland Payment Systems Inc. ..........................................    United States         6,900         169,809
a NeuStar Inc., A .........................................................    United States        37,700       1,093,677
                                                                                                              ------------
                                                                                                                 1,869,553
                                                                                                              ------------
  ELECTRONIC COMPONENTS 1.0%
a SanDisk Corp. ...........................................................    United States         7,400         498,464
                                                                                                              ------------
  ELECTRONIC EQUIPMENT/INSTRUMENTS 2.6%
a SunPower Corp., A .......................................................    United States         8,100         323,757
  Tektronix Inc. ..........................................................    United States        34,900       1,029,550
                                                                                                              ------------
                                                                                                                 1,353,307
                                                                                                              ------------
  ELECTRONIC PRODUCTION EQUIPMENT 3.4%
a FormFactor Inc. .........................................................    United States        36,000       1,073,520
a Varian Semiconductor Equipment Associates Inc. ..........................    United States        14,100         698,373
                                                                                                              ------------
                                                                                                                 1,771,893
                                                                                                              ------------
  INFORMATION TECHNOLOGY SERVICES 6.8%
a Amdocs Ltd. .............................................................    United States        30,700         988,540
a Citrix Systems Inc. .....................................................    United States        16,900         521,196
a Cognizant Technology Solutions Corp., A .................................    United States        22,500       1,178,325
  Infosys Technologies Ltd., ADR ..........................................        India            11,700         892,359
                                                                                                              ------------
                                                                                                                 3,580,420
                                                                                                              ------------


                                        Quarterly Statements of Investments | 51

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                        COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  INTERNET SOFTWARE/SERVICES 8.7%
a Entrust Inc. ............................................................    United States        45,400    $    182,962
a Google Inc., A ..........................................................    United States         2,500       1,083,125
a LivePerson Inc. .........................................................    United States        51,200         294,400
a Marchex Inc., B .........................................................    United States        22,000         535,040
a VeriSign Inc. ...........................................................    United States        43,700       1,037,875
a Websense Inc. ...........................................................    United States         7,700         507,661
a Yahoo! Inc. .............................................................    United States        26,280         902,455
                                                                                                              ------------
                                                                                                                 4,543,518
                                                                                                              ------------
  MISCELLANEOUS COMMERCIAL SERVICES 2.6%
a Concur Technologies Inc. ................................................    United States        16,500         272,580
a Stamps.com Inc. .........................................................    United States        20,300         578,753
a Ultimate Software Group Inc. ............................................    United States        24,200         528,770
                                                                                                              ------------
                                                                                                                 1,380,103
                                                                                                              ------------
  PACKAGED SOFTWARE 10.8%
  Adobe Systems Inc. ......................................................    United States        23,400         929,448
  Autodesk Inc. ...........................................................    United States        16,000         649,440
a Cognos Inc. .............................................................       Canada            22,400         853,440
  Microsoft Corp. .........................................................    United States        23,900         672,785
a NAVTEQ ..................................................................    United States        18,300         821,853
a Salesforce.com Inc. .....................................................    United States        19,100         784,055
  SAP AG, ADR .............................................................       Germany           18,700         960,619
                                                                                                              ------------
                                                                                                                 5,671,640
                                                                                                              ------------
  RECREATIONAL PRODUCTS 1.2%
a Activision Inc. .........................................................    United States        45,266         649,114
                                                                                                              ------------
  SEMICONDUCTORS 24.1%
a Actel Corp. .............................................................    United States        61,500         933,570
a Altera Corp. ............................................................    United States        53,300       1,029,223
  Analog Devices Inc. .....................................................    United States        36,100       1,435,697
a Broadcom Corp., A .......................................................    United States        12,800         872,960
a Integrated Device Technology Inc. .......................................    United States        62,200         863,958
  Intersil Corp., A .......................................................    United States        36,300       1,054,878
  Linear Technology Corp. .................................................    United States        26,100         971,181
a Marvell Technology Group Ltd. ...........................................       Bermuda           21,100       1,443,662
  Microchip Technology Inc. ...............................................    United States        32,700       1,226,577
a Power Integrations Inc. .................................................    United States        21,400         566,886
a Silicon Laboratories Inc. ...............................................    United States        26,800       1,319,364
a Trident Microsystems Inc. ...............................................    United States        27,100         707,852
a ZiLOG Inc. ..............................................................    United States        85,900         194,134
                                                                                                              ------------
                                                                                                                12,619,942
                                                                                                              ------------
  SERVICES TO THE HEALTH INDUSTRY 0.5%
a Merge Technologies Inc. .................................................    United States         9,900         261,360
                                                                                                              ------------
  SPECIALTY TELECOMMUNICATIONS 2.2%
a American Tower Corp., A .................................................    United States        37,500       1,160,250
                                                                                                              ------------


52 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
  FRANKLIN TECHNOLOGY FUND                                                        COUNTRY         SHARES          VALUE
--------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TELECOMMUNICATIONS EQUIPMENT 10.8%
a Comverse Technology Inc. ................................................    United States        31,700   $     868,263
a Corning Inc. ............................................................    United States        41,700       1,015,395
  Harris Corp. ............................................................    United States        17,600         817,168
a Microtune Inc. ..........................................................    United States        54,300         259,554
  Nokia Corp., ADR ........................................................       Finland           27,300         501,774
  QUALCOMM Inc. ...........................................................    United States        27,200       1,304,512
a SiRF Technology Holdings Inc. ...........................................    United States        10,400         350,376
a ViaSat Inc. .............................................................    United States        21,700         546,840
                                                                                                             -------------
                                                                                                                 5,663,882
                                                                                                             -------------
  WIRELESS COMMUNICATIONS 1.0%
a NII Holdings Inc. .......................................................    United States        11,000         544,060
                                                                                                             -------------
  TOTAL COMMON STOCKS (COST $37,848,293)...................................                                     50,696,522
                                                                                                             -------------

  SHORT TERM INVESTMENTS (COST $2,209,416) 4.2%
  MONEY FUND 4.2%
b Franklin Institutional Fiduciary Trust Money Market Portfolio ...........    United States     2,209,416       2,209,416
                                                                                                             -------------
  TOTAL INVESTMENTS (COST $40,057,709) 101.1%..............................                                     52,905,938
  OTHER ASSETS, LESS LIABILITIES (1.1)% ...................................                                       (577,699)
                                                                                                             -------------
  NET ASSETS 100.0%........................................................                                  $  52,328,239
                                                                                                             =============

See Selected Portfolio Abbreviations on page 59.

a Non-income producing.

b The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 53

Franklin Strategic Series

STATEMENT OF INVESTMENTS, JANUARY 31, 2006 (UNAUDITED)

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                                 COUNTRY          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 71.9%
    CONSUMER DURABLES 5.0%
a,b Activision Inc. .......................................................    United States        32,533     $    466,523
a,b Electronic Arts Inc. ..................................................    United States         3,881          211,825
  a Harman International Industries Inc. ..................................    United States         4,791          527,010
  b Meritage Homes Corp. ..................................................    United States        13,062          790,251
  a Standard Pacific Corp. ................................................    United States        17,868          695,065
                                                                                                               ------------
                                                                                                                  2,690,674
                                                                                                               ------------
    CONSUMER NON-DURABLES 3.9%
  b NBTY Inc. .............................................................    United States        18,245          377,489
    Puma AG Rudolf Dassler Sport ..........................................       Germany            1,521          483,583
  b The Warnaco Group Inc. ................................................    United States        38,145          946,759
    Wm. Wrigley Jr. Co. ...................................................    United States         4,307          275,475
                                                                                                               ------------
                                                                                                                  2,083,306
                                                                                                               ------------
    CONSUMER SERVICES 4.7%
  a Carnival Corp. ........................................................    United States        23,477        1,215,169
    Hilton Hotels Corp. ...................................................    United States        22,421          558,956
a,b P.F. Chang's China Bistro Inc. ........................................    United States        14,486          742,552
                                                                                                               ------------
                                                                                                                  2,516,677
                                                                                                               ------------
    DISTRIBUTION SERVICES  1.4%
  a Sysco Corp. ...........................................................    United States        24,450          750,126
                                                                                                               ------------
    ELECTRONIC TECHNOLOGY 9.6%
  b Apple Computer Inc. ...................................................    United States         2,929          221,169
  b Dell Inc. .............................................................    United States         7,132          209,039
a,b FormFactor Inc. .......................................................    United States        23,996          715,561
    Harris Corp. ..........................................................    United States        17,456          810,482
    Intersil Corp., A .....................................................    United States        18,433          535,663
  b Marvell Technology Group Ltd. .........................................       Bermuda            6,633          453,830
a,b Network Appliance Inc. ................................................    United States        30,862          962,894
  a Nokia Corp., ADR ......................................................       Finland           21,181          389,307
a,b ViaSat Inc. ...........................................................    United States        32,497          818,924
                                                                                                               ------------
                                                                                                                  5,116,869
                                                                                                               ------------
    ENERGY MINERALS 6.6%
    Apache Corp. ..........................................................    United States         9,210          695,631
  a Chesapeake Energy Corp. ...............................................    United States        28,719        1,006,314
a,b Newfield Exploration Co. ..............................................    United States        23,470        1,229,828
  a Total SA, B, ADR ......................................................       France             4,310          596,202
                                                                                                               ------------
                                                                                                                  3,527,975
                                                                                                               ------------
    FINANCE 4.0%
  a CapitalSource Inc. ....................................................    United States        44,001          966,262
  b Franklin Bank Corp. ...................................................    United States        28,629          494,137
    R&G Financial Corp., B ................................................    United States        51,195          665,023
                                                                                                               ------------
                                                                                                                  2,125,422
                                                                                                               ------------


54 | Quarterly Statements of Investments

Franklin Strategic Series

---------------------------------------------------------------------------------------------------------------------------
    FRANKLIN U.S. LONG-SHORT FUND                                                 COUNTRY          SHARES         VALUE
---------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    Health Services 2.7%
a,b Triad Hospitals Inc. ..................................................    United States        11,018     $    452,399
a,b WellPoint Inc. ........................................................    United States        12,600          967,680
                                                                                                               ------------
                                                                                                                  1,420,079
                                                                                                               ------------
    HEALTH TECHNOLOGY 6.0%
  b Affymetrix Inc. .......................................................    United States         4,667          178,186
  b Charles River Laboratories International Inc. .........................    United States         7,125          328,676
  b Invitrogen Corp. ......................................................    United States         8,430          580,659
  b The Medicines Co. .....................................................    United States         4,271           82,217
a,b Orchid Cellmark Inc. ..................................................    United States        30,018          211,927
  b POZEN Inc. ............................................................    United States         8,670          140,627
    Roche Holding AG ......................................................     Switzerland          1,721          271,903
  a Schering-Plough Corp. .................................................    United States        45,622          873,661
  b Serologicals Corp. ....................................................    United States        14,343          320,710
  b Telik Inc. ............................................................    United States         4,320           82,901
  b Threshold Pharmaceuticals Inc. ........................................    United States         7,558          106,870
                                                                                                               ------------
                                                                                                                  3,178,337
                                                                                                               ------------
    INDUSTRIAL SERVICES 2.9%
  a Noble Corp. ...........................................................    United States        11,292          908,329
  a Rowan Cos. Inc. .......................................................    United States        14,145          634,120
                                                                                                               ------------
                                                                                                                  1,542,449
                                                                                                               ------------
    MUTUAL FUNDS 1.6%
    Ares Capital Corp. ....................................................    United States        49,735          825,601
                                                                                                               ------------
    PROCESS INDUSTRIES 5.4%
  a Bunge Ltd. ............................................................    United States        18,310        1,079,558
a,b Cabot Microelectronics Corp. ..........................................    United States        16,154          536,474
a,b Headwaters Inc. .......................................................    United States        16,070          554,415
  a Lyondell Chemical Co. .................................................    United States        30,613          735,018
                                                                                                               ------------
                                                                                                                  2,905,465
                                                                                                               ------------
    PRODUCER MANUFACTURING 2.0%
    3M Co. ................................................................    United States         6,368          463,272
  a Deere & Co. ...........................................................    United States         8,131          583,481
                                                                                                               ------------
                                                                                                                  1,046,753
                                                                                                               ------------
    RETAIL TRADE 7.8%
  a Dollar General Corp. ..................................................    United States        67,488        1,140,547
  b Kohl's Corp. ..........................................................    United States        15,066          668,780
    Target Corp. ..........................................................    United States         8,565          468,934
a,b Urban Outfitters Inc. .................................................    United States        17,424          475,849
  a Wal-Mart Stores Inc. ..................................................    United States        18,099          834,545
a,b Zumiez Inc. ...........................................................    United States        11,628          562,097
                                                                                                               ------------
                                                                                                                  4,150,752
                                                                                                               ------------
    TECHNOLOGY SERVICES 1.7%
b,c VeriSign Inc. .........................................................    United States        38,000          902,500
                                                                                                               ------------


                                        Quarterly Statements of Investments | 55

Franklin Strategic Series

-----------------------------------------------------------------------------------------------------------------------------------
  FRANKLIN U.S. LONG-SHORT FUND                                                        COUNTRY          SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS (CONT.)
  TRANSPORTATION 5.5%
a FedEx Corp. ..................................................................    United States           6,360     $     643,314
a J.B. Hunt Transport Services Inc. ............................................    United States          59,392         1,413,530
b Republic Airways Holdings Inc. ...............................................    United States          46,730           693,006
  Top Tankers Inc. .............................................................       Greece              13,558           170,288
                                                                                                                      -------------
                                                                                                                          2,920,138
                                                                                                                      -------------
  UTILITIES 1.1%
  FirstEnergy Corp. ............................................................    United States           7,737           387,624
  Public Service Enterprise Group Inc. .........................................    United States           2,824           196,607
                                                                                                                      -------------
                                                                                                                            584,231
                                                                                                                      -------------
  TOTAL COMMON STOCKS (COST $33,976,532) .......................................                                         38,287,354
                                                                                                                      -------------
  SHORT TERM INVESTMENTS 48.1%
  MONEY FUND (COST $13,420,366) 25.2%
d Franklin Institutional Fiduciary Trust Money Market Portfolio ................    United States      13,420,366        13,420,366
                                                                                                                      -------------

                                                                                                      ----------
                                                                                                       PRINCIPAL
                                                                                                        AMOUNT
                                                                                                      ----------
  REPURCHASE AGREEMENT (COST $12,180,659) 22.9%
e Joint Repurchase Agreement, 4.392%, 2/01/06 (Maturity Value $12,182,145) .....    United States     $12,180,659        12,180,659
   ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,035,361)
   Banc of America Securities LLC (Maturity Value $1,035,361)
   Barclays Capital Inc. (Maturity Value $1,057,896)
   Bear, Stearns & Co. Inc. (Maturity Value $900,382)
   BNP Paribas Securities Corp. (Maturity Value $1,035,361)
   Credit Suisse Securities (USA) LLC (Maturity Value $900,382)
   Deutsche Bank Securities Inc. (Maturity Value $1,080,433)
   Greenwich Capital Markets Inc. (Maturity Value $1,035,361)
   Lehman Brothers Inc. (Maturity Value $995,525)
   Merrill Lynch Government Securities Inc. (Maturity Value $1,035,361)
   Morgan Stanley & Co. Inc. (Maturity Value $1,035,361)
   UBS Securities LLC (Maturity Value $1,035,361)
     Collateralized by U.S. Government Agency Securities,
        1.75 - 7.25%, 2/15/06 - 8/15/10;
      f U.S. Government Agency Discount Notes, 3/10/06; and U.S. Treasury Notes,
        2.3775 - 5.75%, 5/31/06 - 8/15/10
                                                                                                                      -------------
  TOTAL SHORT TERM INVESTMENTS (COST $25,601,025) ..............................                                         25,601,025
                                                                                                                      -------------
  TOTAL INVESTMENTS (COST $59,577,557) 120.0% ..................................                                         63,888,379
  OPTIONS WRITTEN 0.0% g .......................................................                                            (19,760)
  SECURITIES SOLD SHORT (38.8)% ................................................                                        (20,626,301)
  OTHER ASSETS, LESS LIABILITIES 18.8% .........................................                                         10,011,368
                                                                                                                      -------------
  NET ASSETS 100.0% ............................................................                                      $  53,253,686
                                                                                                                      -------------


56 | Quarterly Statements of Investments

Franklin Strategic Series

--------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. LONG-SHORT FUND                                                 COUNTRY        CONTRACTS        VALUE
--------------------------------------------------------------------------------------------------------------------------
   OPTIONS WRITTEN (PREMIUMS RECEIVED $128,060) 0.0%g
   CALL OPTIONS 0.0% g
   TECHNOLOGY SERVICES 0.0% g
   VeriSign Inc., Jan. 35 Calls, 1/20/07 .................................    United States           380     $     19,760
                                                                                                              ------------
                                                                                               ------------
                                                                                                  SHARES
                                                                                               ------------
   SECURITIES SOLD SHORT 38.8%
   CONSUMER DURABLES 1.3%
   Arctic Cat Inc. .......................................................    United States        30,417          709,324
                                                                                                              ------------
   CONSUMER NON-DURABLES 2.2%
   Adidas-Salomon AG .....................................................       Germany            2,599          545,867
   Kellwood Co. ..........................................................    United States        26,655          645,318
                                                                                                              ------------
                                                                                                                 1,191,185
                                                                                                              ------------
   DISTRIBUTION SERVICES 0.6%
   Tech Data Corp. .......................................................    United States         7,848          323,573
                                                                                                              ------------
   Diversified Financial Services 3.1%
   Energy Select Sector SPDR Fund ........................................    United States        22,191        1,279,533
   iShares Nasdaq Biotechnology Index Fund ...............................    United States         4,391          352,641
                                                                                                              ------------
                                                                                                                 1,632,174
                                                                                                              ------------
   ELECTRONIC TECHNOLOGY 4.5%
   Advanced Micro Devices Inc. ...........................................    United States        10,256          429,316
   Chartered Semiconductor Manufacturing Ltd., ADR .......................      Singapore          48,000          402,720
   Lexar Media Inc. ......................................................    United States        29,592          229,930
   LSI Logic Corp. .......................................................    United States        27,056          247,562
   Semiconductor HOLDRs Trust ............................................    United States        28,533        1,070,273
                                                                                                              ------------
                                                                                                                 2,379,801
                                                                                                              ------------
   ENERGY MINERALS 0.8%
   Repsol YPF SA, ADR ....................................................        Spain            16,054          436,829
                                                                                                              ------------
   FINANCE 7.2%
   BB&T Corp. ............................................................    United States        16,834          657,199
   Glacier Bancorp Inc. ..................................................    United States        16,993          540,038
   Nelnet Inc., A ........................................................    United States        21,852          898,117
   Old Second Bancorp Inc. ...............................................    United States        13,980          434,918
   Raymond James Financial Inc. ..........................................    United States        12,046          512,678
   Republic Bancorp Inc. .................................................    United States        48,418          627,008
   Sky Financial Group Inc. ..............................................    United States         7,048          181,275
                                                                                                              ------------
                                                                                                                 3,851,233
                                                                                                              ------------
   HEALTH SERVICES  0.3%
   Health Management Associates Inc., A ..................................    United States         7,854          165,091
                                                                                                              ------------
   PROCESS INDUSTRIES 2.4%
   PPG Industries Inc. ...................................................    United States        10,405          619,098
   A. Schulman Inc. ......................................................    United States        26,234          646,668
                                                                                                              ------------
                                                                                                                 1,265,766
                                                                                                              ------------


                                        Quarterly Statements of Investments | 57

Franklin Strategic Series

------------------------------------------------------------------------------------------------------------------------
   FRANKLIN U.S. LONG-SHORT FUND                                                 COUNTRY        CONTRACTS      VALUE
------------------------------------------------------------------------------------------------------------------------
   SECURITIES SOLD SHORT (CONT.)
   PRODUCER MANUFACTURING 3.0%
   American Axle & Manufacturing Holdings Inc. ...........................    United States        15,678   $    291,454
   Robbins & Myers Inc. ..................................................    United States        28,308        667,503
   Superior Industries International Inc. ................................    United States        26,452        613,686
                                                                                                            ------------
                                                                                                               1,572,643
                                                                                                            ------------
   RETAIL TRADE 10.9%
   Barnes & Noble Inc. ...................................................    United States         9,646        409,184
   Big Lots Inc. .........................................................    United States        48,574        649,434
   BJ's Wholesale Club Inc. ..............................................    United States        12,026        386,516
   Charming Shoppes Inc. .................................................    United States        45,340        551,334
   Circuit City Stores Inc. ..............................................    United States        44,877      1,131,349
   Dillard's Inc., A .....................................................    United States        44,982      1,165,034
   The Gymboree Corp. ....................................................    United States        16,990        418,634
   Longs Drug Stores Corp. ...............................................    United States        23,066        807,079
   Sears Holdings Corp. ..................................................    United States         2,160        262,310
                                                                                                            ------------
                                                                                                               5,780,874
                                                                                                            ------------
   TECHNOLOGY SERVICES 1.1%
   Napster Inc. ..........................................................    United States       147,964        578,539
                                                                                                            ------------
   TRANSPORTATION 0.9%
   Kansas City Southern ..................................................    United States        18,875        490,373
                                                                                                            ------------
   UTILITIES 0.5%
   Great Plains Energy Inc. ..............................................    United States         8,724        248,896
                                                                                                            ------------
   TOTAL SECURITIES SOLD SHORT (PROCEEDS $19,401,704).....................                                  $ 20,626,301
                                                                                                            ============

See Selected Portfolio Abbreviations on page 59.

a Security segregated with broker for securities sold short.

b Non-income producing.

c A portion or all of the security is held in connection with open option contracts.

d The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by the Fund's investment manager.

e Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At January 31, 2006, all repurchase agreements had been entered into on that date.

f A portion or all of the security is traded on a discount basis with no stated coupon rate.

g Rounds to less than 0.05% of net assets.


58 | See Notes to Statements of Investments.
   | Quarterly Statements of Investments

Franklin Strategic Series

SELECTED PORTFOLIO ABBREVIATIONS

ADR   - American Depository Receipt
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
FRN   - Floating Rate Note
GDR   - Global Depository Receipt
GNMA  - Government National Mortgage Association
PIPES - Private Investments in Public Equity Securities
SF    - Single Family
SPDR  - S&P Depository Receipt


                                        Quarterly Statements of Investments |
                                    See Notes to Statements of Investments. | 59

Franklin Strategic Series

NOTES TO STATEMENTS OF INVESTMENTS (UNAUDITED)

Franklin Strategic Series is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twelve series (the Funds). All Funds are non-diversified except Franklin Aggressive Growth Fund, Franklin Blue Chip Fund, Franklin Small Cap Growth Fund II, Franklin Small-Mid Cap Growth Fund and Franklin U.S. Long-Short Fund.

1. INCOME TAXES

At January 31, 2006, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                     -----------------------------------------------------------------
                                                        FRANKLIN                 FRANKLIN                  FRANKLIN
                                                       AGGRESSIVE              BIOTECHNOLOGY               BLUE CHIP
                                                       GROWTH FUND            DISCOVERY FUND                 FUND
                                                     -----------------------------------------------------------------
Cost of investments ..........................       $   156,572,896          $   464,221,690          $   191,814,543
                                                     =================================================================

Unrealized appreciation ......................       $    44,509,711          $   208,806,291          $    42,603,899
Unrealized depreciation ......................              (539,471)             (20,734,465)             (13,565,581)
                                                     -----------------------------------------------------------------
Net unrealized appreciation (depreciation) ...       $    43,970,240          $   188,071,826          $    29,038,318
                                                     =================================================================

                                                     -----------------------------------------------------------------
                                                        FRANKLIN                  FRANKLIN                 FRANKLIN
                                                         FLEX CAP                  GLOBAL               GLOBAL HEALTH
                                                       GROWTH FUND          COMMUNICATIONS FUND            CARE FUND
                                                     -----------------------------------------------------------------
Cost of investments ..........................       $ 2,159,626,418          $    57,783,703          $   117,168,737
                                                     =================================================================

Unrealized appreciation ......................       $   803,245,785          $    22,009,116          $    36,495,880
Unrealized depreciation ......................           (38,461,363)                (395,624)              (5,092,213)
                                                     -----------------------------------------------------------------
Net unrealized appreciation (depreciation) ...       $   764,784,422          $    21,613,492          $    31,403,667
                                                     =================================================================

                                                     -----------------------------------------------------------------
                                                        FRANKLIN                   FRANKLIN                FRANKLIN
                                                         NATURAL                  SMALL CAP              SMALL-MID CAP
                                                     RESOURCES FUND            GROWTH FUND II             GROWTH FUND
                                                     -----------------------------------------------------------------
Cost of investments ..........................       $   289,269,898          $   936,724,171          $ 7,234,269,421
                                                     =================================================================

Unrealized appreciation ......................       $   171,097,409          $   380,405,514          $ 2,407,483,707
Unrealized depreciation ......................              (690,336)             (33,554,464)            (270,523,887)
                                                     -----------------------------------------------------------------
Net unrealized appreciation (depreciation) ...       $   170,407,073          $   346,851,050          $ 2,136,959,820
                                                     =================================================================

                                                     -----------------------------------------------------------------
                                                        FRANKLIN                 FRANKLIN                  FRANKLIN
                                                        STRATEGIC               TECHNOLOGY             U.S. LONG-SHORT
                                                       INCOME FUND                  FUND                     FUND
                                                     -----------------------------------------------------------------
Cost of investments ..........................       $ 1,387,808,828          $    40,506,829          $    59,580,616
                                                     =================================================================

Unrealized appreciation ......................       $    40,024,645          $    13,273,267          $     5,506,270
Unrealized depreciation ......................           (22,978,694)                (874,158)              (1,198,507)
                                                     -----------------------------------------------------------------
Net unrealized appreciation (depreciation) ...       $    17,045,951          $    12,399,109          $     4,307,763
                                                     =================================================================


60 | Quarterly Statements of Investments

Franklin Strategic Series

2. FORWARD EXCHANGE CONTRACTS

At January 31, 2006, the Franklin Strategic Income Fund had the following forward exchange contracts outstanding:

--------------------------------------------------------------------------------------------------------
                                                            CONTRACT           SETTLEMENT    UNREALIZED
   CONTRACTS TO BUY                                          AMOUNT a             DATE       GAIN (LOSS)
--------------------------------------------------------------------------------------------------------
   3,360,678,150  South Korean Won...............           5,065,000 NZD       10/10/06       $ 98,962
      54,000,000  Thailand Baht..................           1,892,579 NZD       12/06/06        109,829
                                                                                               --------
                  Unrealized gain (loss) on forward exchange contracts                         $208,791
                                                                                               ========

a In U.S. Dollars unless otherwise indicated.

CURRENCY ABREVIATION

NZD - New Zealand Dollar

3. RESTRICTED AND ILLIQUID SECURITIES

At January 31, 2006, the Funds held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Trust's Board of Trustees as reflecting fair value, as follows:

-----------------------------------------------------------------------------------------------------------
  SHARES AND                                                 ACQUISITION
  WARRANTS     ISSUER                                            DATE              COST           VALUE
-----------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
 1,128,271     Fibrogen Inc., cvt. pfd., E .................     5/19/00        $ 5,065,937   $   5,133,633
    85,395     Inhibitex Inc., wts., 11/10/19 ..............     11/5/04             10,674              --
                                                                                              -------------
                  TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.92% of Net Assets) ..........   $   5,133,633
                                                                                              =============
FRANKLIN FLEX CAP GROWTH FUND
   145,772     Anda Networks, cvt. pfd., D .................     3/24/00        $ 2,000,000   $          --
 2,227,171     Fibrogen Inc., cvt. pfd., E .................     5/19/00          9,999,998      10,133,628
   772,727     Masimo Corp., cvt. pfd., F ..................     5/15/00          8,499,997      13,136,359
                                                                                              -------------
                  TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.82% of Net Assets) ..........   $  23,269,987
                                                                                              =============
FRANKLIN GLOBAL HEALTH CARE FUND
   136,364     Masimo Corp., cvt. pfd., F ..................     5/15/00        $ 1,500,004   $   2,318,188
                                                                                              =============
                  TOTAL RESTRICTED AND ILLIQUID SECURITIES (1.57% of Net Assets)
FRANKLIN NATURAL RESOURCES FUND
   870,000     Jinshan Gold Mines Inc. .....................    12/14/05        $   377,735   $     526,493
   435,000     Jinshan Gold Mines Inc., wts., 6/06/07 ......    12/14/05                 --          23,914
                                                                                              -------------
                  TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.12% of Net Assets) ..........   $     550,407
                                                                                              =============


                                        Quarterly Statements of Investments | 61

Franklin Strategic Series

3. RESTRICTED AND ILLIQUID SECURITIES (CONTINUED)

-----------------------------------------------------------------------------------------------------------
  SHARES AND                                                  ACQUISITION
  WARRANTS     ISSUER                                            DATE              COST             VALUE
-----------------------------------------------------------------------------------------------------------
FRANKLIN SMALL-MID CAP GROWTH FUND
   364,431     Anda Networks, cvt. pfd., D .................     3/24/00        $ 5,000,000     $        --
 1,792,573     Foveon Inc., cvt. pfd., D, 144A .............     4/08/02         13,999,995         201,665
 2,597,593     Foveon Inc., cvt. pfd., E, 144A .............     5/31/05          2,635,024       2,635,024
   682,128     Mirapoint Inc., 144A ........................     9/09/99          4,999,998              --
   301,660     Mirapoint Inc., pfd .........................     7/07/05            561,391         561,389
                                                                                                -----------
               TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.04% of Net Assets) .............     $ 3,398,078
                                                                                                ===========
FRANKLIN STRATEGIC INCOME FUND
   516,372    Cambridge Industries Liquidating Trust Interest    1/09/02        $        --     $     2,582
    64,666    VS Holdings ..................................    12/06/01             64,666              --
                                                                                                -----------
               TOTAL RESTRICTED AND ILLIQUID SECURITIES (0.00% of Net Assets) a ...........     $     2,582
                                                                                                ===========

a Rounds to less than 0.005% of net assets.

4. UNFUNDED LOAN COMMITMENTS

Franklin Strategic Income Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Franklin Strategic Income Fund is obligated to fund these loan commitments at the borrowers' discretion.

At January 31, 2006, unfunded commitments were as follows:

---------------------------------------------------------------------------
                                                                 UNFUNDED
  BORROWER                                                      COMMITMENT
---------------------------------------------------------------------------
  Eastman Kodak Co., Term Loan B2, Delay Draw .............      $1,420,588
  Hawaiian Telecom Communications Inc., Term Loan A .......       1,020,000
  Hertz Corp., Delay Draw .................................         567,769
                                                                 ----------
                                                                 $3,008,357
                                                                 ==========


62 | Quarterly Statements of Investments

Franklin Strategic Series

5. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO ISSUERS

Investments in "affiliated companies" for the Franklin Small-Mid Cap Growth Fund at January 31, 2006 were as shown below.

------------------------------------------------------------------------------------------------------------------------------------
                            NUMBER OF SHARES                                NUMBER OF                      REALIZED
                            HELD AT BEGINNING   GROSS          GROSS     SHARES HELD AT     VALUE AT       INVESTMENT     CAPITAL
NAME OF ISSUER                  OF PERIOD     ADDITIONS     REDUCTIONS   END OF PERIOD    END OF PERIOD      INCOME     GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
NON-CONTROLLED AFFILIATES
Advanced Neuromodulation
  Systems Inc. ..........       1,281,200      100,000       1,381,200              --    $         -- a   $       --   $32,706,046
Cabot Corp. .............       3,232,600           --       1,990,500       1,242,100              -- a    1,089,648     8,104,429
Gibraltar Industries Inc.       1,785,650           --       1,785,650              --              -- a      168,491     8,645,628
Stereotaxis Inc. ........       1,463,200           --              --       1,463,200              -- a           --            --
Tektronix Inc. ..........       4,865,900           --              --       4,865,900     143,544,050        875,862            --
                                                                                          -----------------------------------------
                                      TOTAL AFFILIATED SECURITIES (1.65% of Net Assets)   $143,544,050     $2,134,001   $49,456,103
                                                                                          =========================================

a As of January 31, 2006, no longer an affiliate.

6. OTHER CONSIDERATIONS

Directors or employees of Franklin Advisers, Inc., as Franklin Natural Resources Fund's and Franklin Strategic Income Fund's Investment Manager, may serve as members of various bondholders' steering committees, on credit committees, or may represent the Funds in certain corporate restructuring negotiations. At January 31, 2006, such individuals serve in one or more of these capacities for Solutia Inc., and Calpine Corp. As a result of this involvement, such individuals may be in possession of certain material non-public information. If the Franklin Natural Resources Fund's and Franklin Strategic Income Fund's Investment Manager, while in possession of such information, seeks to sell any of its holdings in these securities it will comply with all applicable federal securities laws.

For information on the Funds' policy regarding valuation of investments and other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


                                        Quarterly Statements of Investments | 63



Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN STRATEGIC SERIES

By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    /S/ JIMMY D. GAMBILL

      Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    March 22, 2006


By    /S/ GALEN G. VETTER

      Galen G. Vetter
      Chief Financial Officer
Date    March 22, 2006






                                   Exhibit A




I, Jimmy D. Gambill, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/JIMMY D. GAMBILL

Jimmy D. Gambill
Chief Executive Officer - Finance and Administration








I, Galen G. Vetter, certify that:

      1. I have reviewed this report on Form N-Q of FRANKLIN STRATEGIC SERIES;

      2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

      3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

      4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

      (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

      (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

      5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

      (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

      (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

March 22, 2006


/S/GALEN G. VETTER

Galen G. Vetter
Chief Financial Officer